UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-643-9691

Date of fiscal year end:          May 31, 2009

Date of reporting period:         November 30, 2008


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                   Wells Fargo Advantage Master Portfolios 75


Portfolio of Investments--November 30, 2008 (Unaudited)

INFLATION-PROTECTED BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
US TREASURY SECURITIES: 96.89%
US TREASURY BONDS: 51.11%
$     3,784,533   US TREASURY BOND - INFLATION PROTECTED&<<                               1.38%    07/15/2018    $      3,389,227
      5,112,240   US TREASURY BOND - INFLATION PROTECTED&<<                               1.63     01/15/2018           4,547,097
      3,686,661   US TREASURY BOND - INFLATION PROTECTED&<<                               1.75     01/15/2028           3,039,191
      5,258,627   US TREASURY BOND - INFLATION PROTECTED&<<                               1.88     07/15/2015           4,660,458
      7,794,302   US TREASURY BOND - INFLATION PROTECTED&<<                               2.00     07/15/2014           6,949,103
      5,682,666   US TREASURY BOND - INFLATION PROTECTED&<<                               2.00     01/15/2016           5,060,681
      5,963,768   US TREASURY BOND - INFLATION PROTECTED&<<                               2.00     01/15/2026           4,988,596
      4,752,037   US TREASURY BOND - INFLATION PROTECTED&<<                               2.38     01/15/2017           4,364,822
      8,293,416   US TREASURY BOND - INFLATION PROTECTED&<<                               2.38     01/15/2025           7,388,919
      4,795,435   US TREASURY BOND - INFLATION PROTECTED&<<                               2.38     01/15/2027           4,303,529
      4,196,249   US TREASURY BOND - INFLATION PROTECTED&                                 2.63     07/15/2017           3,982,500
      1,738,022   US TREASURY BOND - INFLATION PROTECTED&                                 3.38     04/15/2032           1,843,661
      5,911,518   US TREASURY BOND - INFLATION PROTECTED&                                 3.63     04/15/2028           6,276,370
      6,741,059   US TREASURY BOND - INFLATION PROTECTED&                                 3.88     04/15/2029           7,432,544
                                                                                                                       68,226,698
                                                                                                                 ----------------
US TREASURY NOTES: 45.78%
      1,293,925   US TREASURY NOTE - INFLATION PROTECTED&<<                               0.63     04/15/2013           1,204,159
      8,644,576   US TREASURY NOTE - INFLATION PROTECTED&<<                               0.88     04/15/2010           8,037,433
      7,127,125   US TREASURY NOTE - INFLATION PROTECTED&<<                               1.63     01/15/2015           6,246,255
      7,272,642   US TREASURY NOTE - INFLATION PROTECTED&<<                               1.88     07/15/2013           6,576,629
      3,849,245   US TREASURY NOTE - INFLATION PROTECTED&                                 2.00     04/15/2012           3,653,477
      7,673,033   US TREASURY NOTE - INFLATION PROTECTED&                                 2.00     01/15/2014           6,908,730
      6,272,144   US TREASURY NOTE - INFLATION PROTECTED&<<                               2.38     04/15/2011           5,897,283
      5,850,306   US TREASURY NOTE - INFLATION PROTECTED&<<                               2.50     07/15/2016           5,375,425
      7,958,330   US TREASURY NOTE - INFLATION PROTECTED&<<                               3.00     07/15/2012           7,607,670
      1,743,549   US TREASURY NOTE - INFLATION PROTECTED&                                 3.38     01/15/2012           1,689,335
      3,865,613   US TREASURY NOTE - INFLATION PROTECTED&<<                               3.50     01/15/2011           3,719,748
      4,297,954   US TREASURY NOTE - INFLATION PROTECTED&<<                               4.25     01/15/2010           4,205,118
                                                                                                                       61,121,262
                                                                                                                 ----------------
TOTAL US TREASURY SECURITIES (COST $144,427,396)                                                                      129,347,960
                                                                                                                 ----------------

     SHARES
---------------
COLLATERAL FOR SECURITIES LENDING: 46.19%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 8.85%
      2,954,259   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                             2,954,259
      2,954,259   DAILY ASSETS FUND INSTITUTIONAL                                                                       2,954,259
      2,954,259   DREYFUS CASH MANAGEMENT FUND                                                                          2,954,259
      2,954,259   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       2,954,259
                                                                                                                       11,817,036
                                                                                                                 ----------------

   PRINCIPAL
---------------
COLLATERAL INVESTED IN OTHER ASSETS: 37.34%
$       548,213   BANK OF AMERICA NT & SA (CAYMAN ISLANDS)                                1.25     12/01/2008             548,213
     16,750,953   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY
                     VALUE $16,751,344)                                                   0.28     12/01/2008          16,750,953
      1,185,237   BANK OF IRELAND                                                         0.30     12/01/2008           1,185,237
        548,213   BNP PARIBAS PARIS                                                       1.00     12/01/2008             548,213
        340,935   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008               5,625
      1,065,970   CITIBANK CREDIT CARD ISSUANCE TRUST++                                   1.20     12/01/2008           1,065,899

                   76 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

INFLATION-PROTECTED BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    18,273,767   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $18,274,224)            0.30%      12/01/2008    $     18,273,767
        822,320   DEXIA CREDIT LOCAL DE FRANCE SA                                       1.70       12/01/2008             822,320
      1,096,426   FORTIS BANK (GRAND CAYMAN)                                            1.05       12/01/2008           1,096,426
        715,610   GRYPHON FUNDING LIMITED(a)(i)                                         0.00       08/23/2009             303,633
      1,157,339   MONT BLANC CAPITAL CORPORATION++                                      1.25       12/01/2008           1,157,258
        548,213   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MONEY MARKET SECURITIES (MATURITY VALUE $548,270)                  1.25       12/01/2008             548,213
      3,532,928   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,533,002)             0.25       12/01/2008           3,532,928
        548,213   NATIXIS                                                               1.00       12/01/2008             548,213
        609,126   SCALDIS CAPITAL LLC++                                                 1.65       12/01/2008             609,070
      1,014,194   SOCIETE GENERALE (CAYMAN LSLANDS)                                     0.75       12/01/2008           1,014,194
        761,407   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.85       08/07/2008             510,143
        761,407   VICTORIA FINANCE LLC+++/-####(a)(i)                                   1.92       05/02/2008             510,143
      1,218,251   VICTORIA FUNDING LLC+++/-####(a)(i)                                   2.22       04/03/2008             816,228
                                                                                                                       49,846,676
                                                                                                                 ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $62,628,023)                                                             61,663,712
                                                                                                                 ----------------

     SHARES
---------------
SHORT-TERM INVESTMENTS: 3.16%
      4,122,740   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                           4,122,740
                                                                                                                 ----------------

   PRINCIPAL
---------------
US TREASURY BILLS: 0.07%
        100,000   US TREASURY BILL##                                                    0.25       12/26/2008              99,965
                                                                                                                 ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,222,723)                                                                          4,222,705
                                                                                                                 ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $211,278,142)*                                                    146.24%                                  $    195,234,377
OTHER ASSETS AND LIABILITIES, NET                                       (46.24)                                       (61,734,610)
                                                                        ------                                   ----------------
TOTAL NET ASSETS                                                        100.00%                                  $    133,499,767
                                                                        ------                                   ----------------

& U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests casg balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++   Short-term security of an affiliate of the Fund with a cost of $4,122,740.

##   Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 77


Portfolio of Investments--November 30, 2008 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
AGENCY SECURITIES: 19.19%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 3.39%
$     4,432,174   FHLMC #1G0157+/-                                                      4.44%      03/01/2035   $       4,434,536
         10,592   FHLMC #410425+/-                                                      5.13       09/01/2026              10,498
          5,625   FHLMC #410464+/-                                                      7.13       11/01/2026               5,578
         76,895   FHLMC #606279+/-                                                      5.16       02/01/2015              78,194
         35,894   FHLMC #846367+/-                                                      5.85       04/01/2029              35,484
      1,064,444   FHLMC #A15838                                                         5.50       12/01/2033           1,082,394
      2,176,198   FHLMC #A16678                                                         5.50       12/01/2033           2,212,897
      8,526,308   FHLMC #E01653                                                         4.50       06/01/2019           8,541,273
        783,974   FHLMC #E90248                                                         6.00       06/01/2017             799,513
        757,865   FHLMC #E90573                                                         6.00       07/01/2017             772,886
                                                                                                                       17,973,253
                                                                                                                 ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 15.51%
         10,719   FNMA #342042+/-                                                       5.24       06/01/2025              10,650
          3,538   FNMA #344689+/-                                                       5.14       11/01/2025               3,552
         27,321   FNMA #344692+/-                                                       5.04       10/01/2025              27,185
         38,803   FNMA #347712+/-                                                       5.13       06/01/2026              38,497
      4,470,869   FNMA #386890                                                          3.99       04/01/2011           4,450,309
        246,824   FNMA #557072+/-                                                       4.06       06/01/2040             243,427
        825,609   FNMA #656566                                                          5.50       04/01/2018             840,536
      2,247,327   FNMA #678939<<                                                        5.50       02/01/2018           2,287,959
        319,404   FNMA #701350                                                          5.50       04/01/2018             325,179
      2,524,696   FNMA #725772                                                          5.00       09/01/2034           2,542,505
      1,504,205   FNMA #731996+/-                                                       4.75       09/01/2033           1,507,804
      1,651,587   FNMA #739757<<+/-                                                     4.53       08/01/2033           1,657,573
      1,415,001   FNMA #741458+/-                                                       3.91       10/01/2033           1,380,174
        491,697   FNMA #783245+/-                                                       3.86       04/01/2034             486,231
      1,578,507   FNMA #783251+/-                                                       3.86       04/01/2044           1,560,982
      5,696,071   FNMA #789463<<+/-                                                     4.35       06/01/2034           5,710,635
      3,215,399   FNMA #834933<<+/-                                                     5.03       07/01/2035           3,223,800
      5,000,000   FNMA #874331                                                          5.07       02/01/2037           5,077,504
      1,000,000   FNMA #874479                                                          5.19       04/01/2017           1,003,035
      5,702,700   FNMA #874542                                                          5.60       06/01/2017           5,779,935
      6,059,371   FNMA #880156                                                          5.50       02/01/2036           6,057,410
      3,568,890   FNMA #901922<<+/-                                                     5.77       10/01/2036           3,630,044
     33,750,000   FNMA%%                                                                5.50       12/01/2032          34,308,968
                                                                                                                       82,153,894
                                                                                                                 ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.29%
        129,261   GNMA #345066                                                          6.50       10/15/2023             132,699
         93,091   GNMA #346960                                                          6.50       12/15/2023              95,567
         83,868   GNMA #354692                                                          6.50       11/15/2023              86,099
        156,190   GNMA #361398                                                          6.50       01/15/2024             161,117
        121,492   GNMA #366641                                                          6.50       11/15/2023             124,723
         75,208   GNMA #473918                                                          7.00       04/15/2028              77,760
        413,330   GNMA #531436                                                          7.00       06/15/2042             425,110
          8,742   GNMA #531965                                                          7.72       12/15/2041               9,057
        385,365   GNMA #780626                                                          7.00       08/15/2027             397,208
                                                                                                                        1,509,340
                                                                                                                 ----------------
TOTAL AGENCY SECURITIES (COST $100,349,128)                                                                           101,636,487
                                                                                                                 ----------------

                   78 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
ASSET BACKED SECURITIES: 9.19%
$     3,287,821   CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5                   6.60%      02/25/2032    $      3,293,194
      3,500,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES SERIES 2007-2
                     CLASS A6                                                           6.27       06/25/2037           3,083,218
      5,000,000   COLLEGE LOAN CORPORATION TRUST SERIES 2006-A CLASS A3+/-              3.63       10/25/2025           4,401,716
      3,968,522   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S4
                     CLASS A6+/-                                                        5.83       07/25/2034           2,108,926
      1,947,102   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-S2
                     CLASS A6+/-(i)                                                     5.78       05/25/2037             974,199
      1,318,135   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-G CLASS2A+/-           1.65       12/15/2035             532,743
      4,999,999   CPS AUTO TRUST SERIES 2006-D CLASS A4++                               5.12       08/15/2013           4,296,874
      2,310,000   CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                    4.64       06/15/2035           2,079,000
        466,329   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE1 CLASS
                     A1VN+/-(i)                                                         1.62       08/25/2035             438,350
      1,187,361   GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8+/-            6.86       07/15/2029             985,219
        257,605   GSAMP TRUST SERIES 2005-SEA1 CLASS A+++/-(i)                          1.74       04/25/2035             251,470
      2,459,401   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
                     CLASS A1+/-                                                        1.72       01/20/2035           1,751,930
      1,325,000   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-2 CLASS A4+/-            1.75       07/20/2036             519,372
      2,000,000   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-3 CLASS A3+/-            2.60       11/20/2036           1,135,296
      3,800,000   KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS CTFS+/-                2.88       11/25/2036           2,047,820
      3,270,000   KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-                 3.85       06/27/2025           2,812,200
      5,000,000   NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS
                     AIO(C)                                                             6.00       08/25/2011             627,000
      3,698,259   ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                  4.34       05/15/2012           3,289,490
      2,723,696   RAAC SERIES 2007-RP4 CLASS A+++/-(i)                                  1.75       06/25/2037           1,788,379
      3,000,000   SLM STUDENT LOAN TRUST SERIES 2003-1 CLASS A5B+++/-                   3.27       12/15/2032           2,377,968
      4,000,000   SLM STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                      2.87       09/15/2020           3,592,617
      1,380,968   TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS A1+++/-                  4.50       02/28/2036             276,358
      6,000,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A4             4.88       04/12/2013           5,058,407
      1,834,520   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2007-HE2A
                     CLASS A+++/-(l)                                                    1.53       07/25/2037             940,559
TOTAL ASSET BACKED SECURITIES (COST $64,525,266)                                                                       48,662,305
                                                                                                                 ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 18.57%
      4,742,136   ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-             1.61       06/25/2037           2,350,159
      4,000,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                     2005-6 CLASS A4+/-                                                 5.35       09/10/2047           2,936,138
      3,400,000   CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES
                     2005-CD1 CLASS A4+/-                                               5.40       07/15/2044           2,530,133
      3,000,000   CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES
                     2007-CD4 CLASS ASB                                                 5.28       12/11/2049           2,102,324
      1,611,739   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27
                     CLASS 3A1+/-                                                       4.05       08/25/2035           1,330,652
      1,608,923   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                      6.50       11/25/2034           1,281,388
      3,867,253   COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+++/-                 1.76       03/25/2035           3,748,337
      3,152,152   COUNTRYWIDE HOME LOANS SERIES 2005-R3 CLASS AF+++/-                   1.80       09/25/2035           2,457,027
      2,112,805   COUNTRYWIDE HOME LOANS SERIES 2006-OA5 CLASS 1A1+/-                   1.60       04/25/2036             909,443
      1,691,398   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2004-AR5 CLASS 10A1+/-                                      5.01       05/01/2034             872,771
      4,500,000   CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATION SERIES 2007-C1
                     CLASS AAB                                                          5.34       02/15/2040           3,171,218
      3,225,000   FANNIE MAE-ACES SERIES 2006-M2 CLASS A2F+/-                           5.26       05/25/2020           3,179,004
      3,707,136   FHLMC SERIES 2416 CLASS PE                                            6.00       10/15/2021           3,821,404
        612,515   FHLMC SERIES 2439 CLASS LG                                            6.00       09/15/2030             617,316
        789,460   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-20
                     CLASS A6                                                           7.99       09/25/2029             786,893
      2,342,263   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58
                     CLASS 4A                                                           7.50       09/25/2043           2,433,759
        517,978   FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                            7.00       12/25/2041             530,119
      2,509,136   FNMA GRANTOR TRUST SERIES 2004-T2 CLASS 1A1                           6.00       11/25/2034           2,521,715
      3,258,486   FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                            6.00       02/25/2044           3,330,786
          8,638   FNMA SERIES 1988-5 CLASS Z                                            9.20       03/25/2018               9,047
        112,362   FNMA SERIES 2002-6 CLASS PD                                           6.00       02/25/2017             117,147
         49,223   FNMA SERIES 2002-9 CLASS PC                                           6.00       03/25/2017              51,340
      1,093,077   FNMA SERIES 2002-90 CLASS A2                                          6.50       11/25/2042           1,148,117
      2,494,495   FNMA SERIES 2003-86 CLASS PT                                          4.50       09/25/2018           2,505,083
      4,482,175   FNMA SERIES 2003-97 CLASS CA<<                                        5.00       10/25/2018           4,528,993
        856,228   FNMA SERIES 2003-W4 CLASS 3A                                          7.00       10/25/2042             876,296
        526,394   FNMA SERIES 2004-W1 CLASS 2A2                                         7.00       12/25/2033             531,955
      4,954,397   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                               6.25       05/25/2042           5,017,877

                   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS 79


PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2008 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     2,840,078   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                             7.00%      05/25/2044    $      2,906,644
      1,496,718   FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                               7.50       06/25/2044           1,558,926
     10,733,320   GNMA SERIES 2003-38 CLASS JC+/-                                       7.00       08/16/2042          11,403,224
         60,497   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-           1.81       01/19/2035              29,639
      2,720,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2006-LDP7 CLASS ASB+/-                                      5.88       04/15/2045           2,111,467
        686,057   LEHMAN BROTHERS SMALL BALANCE COMMERCIAL SERIES 2006-1A
                     CLASS 3A1+++/-                                                     5.68       04/25/2031             683,793
      3,620,221   LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                             6.45       05/25/2037           1,520,272
      3,145,991   LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-(i)                         1.72       05/25/2037           1,262,486
         44,778   LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                         9.95       08/01/2017              48,010
         74,314   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D+/-             7.56       11/10/2030              74,120
      2,438,073   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2
                     CLASS A1+++/-(i)                                                   6.50       10/25/2034           2,260,287
        917,203   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                          1.85       10/20/2027             764,564
        465,598   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                     SERIES 2003-P10A CLASS 1                                           4.52       02/10/2013             459,781
      1,205,217   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                     SERIES 2006-20H CLASS 1                                            5.70       08/01/2026           1,239,243
      3,125,000   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                     SERIES 2006-P10A CLASS 1                                           5.41       02/10/2016           3,128,402
      3,043,382   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1
                     CLASS A1+++/-(i)                                                   1.68       05/25/2047           2,060,942
      4,000,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C16
                     CLASS A4+/-(l)                                                     4.85       10/15/2041           2,905,414
      3,341,273   WASHINGTON MUTUAL COMMERCIAL MORTGAGE SECURITIES TRUST
                     SERIES 2007-SL3 CLASS A1+++/-                                      5.94       03/23/2045           2,656,646
      1,191,397   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                     2005-AR6 CLASS 2A1A+/-                                             1.63       04/25/2045             481,278
      4,389,903   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                     2005-C3 CLASS A4+/-                                                3.94       07/25/2047           2,151,053
      2,761,770   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                     2006-AR13 CLASS 1A+/-                                              3.55       10/25/2046             976,497
      2,634,946   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                     2006-AR3 CLASS A1A+/-                                              3.67       02/25/2046           1,109,489
      2,001,828   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                     2006-AR4 CLASS DA+/-                                               3.83       06/25/2046             880,804
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $124,155,434)                                                          98,369,422
                                                                                                                 ----------------
CORPORATE BONDS & NOTES: 28.55%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.14%
        675,000   PHILLIPS-VAN HEUSEN                                                   7.75       11/15/2023             737,226
                                                                                                                 ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.36%
      2,500,000   RYDER SYSTEM INCORPORATED SERIES MTN                                  5.85       03/01/2014           1,916,203
                                                                                                                 ----------------
BUSINESS SERVICES: 1.09%
      1,000,000   FISERV INCORPORATED                                                   6.13       11/20/2012             925,440
        375,000   IRON MOUNTAIN INCORPORATED                                            8.63       04/01/2013             338,438
      2,350,000   NCR CORPORATION                                                       7.13       06/15/2009           2,355,837
        150,000   SUNGARD DATA SYSTEMS INCORPORATED                                     4.88       01/15/2014             112,500
      2,120,000   THOMPSON CORPORATION                                                  6.20       01/05/2012           2,064,770
                                                                                                                        5,796,985
                                                                                                                 ----------------
CHEMICALS & ALLIED PRODUCTS: 0.42%
        794,000   OLIN CORPORATION                                                      6.75       06/15/2016             788,045
      1,500,000   VALSPAR CORPORATION                                                   5.10       08/01/2015           1,413,666
                                                                                                                        2,201,711
                                                                                                                 ----------------
COMMUNICATIONS: 0.18%
      1,000,000   COX COMMUNICATIONS INCORPORATED                                       4.63       01/15/2010             938,629
                                                                                                                 ----------------
DEPOSITORY INSTITUTIONS: 7.62%
      4,400,000   ASSOCIATED BANCORP                                                    6.75       08/15/2011           4,765,693
      2,100,000   BAC CAPITAL TRUST XIV+/-                                              5.63       12/31/2049             883,418
      6,839,000   BANK AMERICA CAPITAL III+/-                                           5.32       01/15/2027           4,880,509
      2,000,000   BB&T CAPITAL TRUST IV+/-                                              6.82       06/12/2049           1,166,356
      2,000,000   BNP PARIBAS CAPITAL TRUST+++/-                                        9.00       12/30/2049           1,711,966

                   80 WELLS FARGO ADVANTAGE MASTER PORTFOLIOS


PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2008 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
DEPOSITORY INSTITUTIONS (CONTINUED)
$     2,000,000   CHASE CAPITAL VI+/-                                                   3.82%      08/01/2028    $      1,155,412
      1,860,000   CHEVY CHASE BANK FSB                                                  6.88       12/01/2013           1,120,650
      1,685,000   CITIGROUP INCORPORATED                                                6.13       11/21/2017           1,540,151
      4,000,000   CITY NATIONAL BANK                                                    6.75       09/01/2011           3,932,832
      2,778,000   COLONIAL BANK NA MONTGOMERY AL                                        6.38       12/01/2015           1,706,731
        750,000   CORESTATES CAPITAL TRUST II+++/-                                      5.40       01/15/2027             568,669
      2,250,000   DEUTSCHE BANK CAPITAL FUNDING TRUST VII<<+++/-                        5.63       12/31/2049           1,430,406
        500,000   FIRST CITIZENS BANCORP++(i)                                           6.80       04/01/2015             489,316
      2,100,000   HSBC CAPITAL FUNDING LP+++/-                                          4.61       12/29/2049           1,331,026
      1,000,000   JPMORGAN CHASE CAPITAL XVIII                                          6.95       08/17/2036             714,332
      2,900,000   NATIONAL CAPITAL COMMERCE INCORPORATED+/-                             4.86       04/01/2027           2,134,719
        450,000   NTC CAPITAL TRUST SERIES A+/-                                         5.27       01/15/2027             412,829
      2,500,000   PNC FUNDING CORPORATION                                               7.50       11/01/2009           2,475,605
      1,625,000   RABOBANK CAPITAL FUNDING II+++/-                                      5.26       12/29/2049           1,049,861
      2,350,000   RBS CAPITAL TRUST+/-                                                  5.51       09/29/2049           1,084,603
      2,875,000   TCF NATIONAL BANK+/-                                                  5.00       06/15/2014           2,795,857
      4,000,000   UBS PREFERRED FUNDING TRUST V SERIES 1+/-                             6.24       05/15/2049           3,003,316
                                                                                                                       40,354,257
                                                                                                                 ----------------
EDUCATIONAL SERVICES: 0.51%

      2,235,000   MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                 7.25       11/02/2049           2,697,875
                                                                                                                 ----------------
ELECTRIC, GAS & SANITARY SERVICES: 2.11%
      1,000,000   CONNECTICUT LIGHT & POWER                                             5.38       03/01/2017             919,131
      2,600,000   DUKE ENERGY FIELD SERVICES LLC                                        7.88       08/16/2010           2,516,259
      2,619,183   GREAT RIVER ENERGY++                                                  5.83       07/01/2017           2,075,729
      1,875,000   NEVADA POWER COMPANY SERIES O                                         6.50       05/15/2018           1,724,128
        750,000   NGPL PIPECO LLC++                                                     6.51       12/15/2012             698,738
      3,000,000   PEOPLES ENERGY CORPORATION                                            6.90       01/15/2011           3,014,163
        375,000   QUICKSILVER RESOURCES INCORPORATED                                    7.75       08/01/2015             241,875
                                                                                                                       11,190,023
                                                                                                                 ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 1.30%

      2,500,000   BAE SYSTEMS HOLDINGS INCORPORATED++                                   6.40       12/15/2011           2,526,475
        350,000   FLEXTRONICS INTERNATIONAL                                             6.25       11/15/2014             259,000
      2,500,000   METTLER TOLEDO INTERNATIONAL INCORPORATED                             4.85       11/15/2010           2,585,145
        275,000   MOOG INCORPORATED                                                     6.25       01/15/2015             214,500
      1,695,504   TENASKA ALABAMA II PARTNERS LP++                                      7.00       06/30/2021           1,294,237
                                                                                                                        6,879,357
                                                                                                                 ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.08%

        525,000   VALMONT INDUSTRIES INCORPORATED                                       6.88       05/01/2014             422,625
                                                                                                                 ----------------
FOOD & KINDRED PRODUCTS: 0.77%

      1,764,000   CONAGRA FOODS INCORPORATED                                            7.88       09/15/2010           1,791,125
      1,600,000   KRAFT FOODS INCORPORATED                                              6.25       06/01/2012           1,588,210
        750,000   MCCORMICK & COMPANY                                                   5.76       12/15/2017             724,299
                                                                                                                        4,103,634
                                                                                                                 ----------------
FURNITURE & FIXTURES: 0.26%

      1,450,000   STEELCASE INCORPORATED                                                6.50       08/15/2011           1,362,073
                                                                                                                 ----------------
HEALTH SERVICES: 1.18%

      3,650,000   AMERICAN ASSOCIATION OF RETIRED PERSONS++                             7.50       05/01/2031           4,396,447
      2,000,000   SCHERING-PLOUGH CORPORATION                                           6.00       09/15/2017           1,874,644
                                                                                                                        6,271,091
                                                                                                                 ----------------

                   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS 81


PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2008 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
HOLDING & OTHER INVESTMENT OFFICES: 1.12%
$       400,000   LIBERTY PROPERTY LP<<                                                 6.63%      10/01/2017    $        283,727
      3,008,000   MANUFACTURERS & TRADERS TRUST COMPANY+/-                              5.59       12/28/2020           2,416,122
      2,250,000   NATIONAL CITY BANK OF COLUMBUS SERIES 4                               7.25       07/15/2010           2,176,691
        250,000   NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                            6.30       02/15/2011             233,769
      1,275,000   REALTY INCOME CORPORATION                                             6.75       08/15/2019             852,394
                                                                                                                        5,962,703
                                                                                                                 ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.53%

      1,100,000   ACTUANT CORPORATION                                                   6.88       06/15/2017             863,500
      1,425,000   BLACK & DECKER                                                        5.75       11/15/2016           1,213,717
        625,000   SCIENTIFIC GAMES CORPORATION                                          6.25       12/15/2012             478,125
        625,000   UNISYS CORPORATION<<                                                  6.88       03/15/2010             256,250
                                                                                                                        2,811,592
                                                                                                                 ----------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.13%

      1,520,000   AEGON NV                                                              4.75       06/01/2013           1,315,691
      1,800,000   ALLSTATE FINANCIAL GLOBAL FUNDING++                                   6.50       06/14/2011           1,824,356
      2,670,000   NLV FINANCIAL CORPORATION++                                           7.50       08/15/2033           2,829,642
                                                                                                                        5,969,689
                                                                                                                 ----------------
INSURANCE CARRIERS: 3.70%

      2,675,000   BLUE CROSS & BLUE SHIELD OF FLORIDA++                                 8.25       11/15/2011           2,961,669
        750,000   LINCOLN NATIONAL CORPORATION                                          6.20       12/15/2011             693,539
      1,700,000   METLIFE GLOBAL FUNDING++                                              5.13       11/09/2011           1,611,097
      4,450,000   MINNESOTA LIFE INSURANCE COMPANY++                                    8.25       09/15/2025           3,888,681
      2,730,000   MONUMENTAL GLOBAL FUNDING II++                                        4.63       03/15/2010           2,698,892
      2,900,000   NEW YORK LIFE GLOBAL FUNDING++                                        5.38       09/15/2013           2,827,457
      2,145,000   PRINCIPAL LIFE GLOBAL FUNDING I++                                     6.25       02/15/2012           2,126,952
      1,385,000   SAFECO CORPORATION                                                    4.88       02/01/2010           1,357,634
      1,415,000   WR BERKLEY CORPORATION                                                5.13       09/30/2010           1,420,333
                                                                                                                       19,586,254
                                                                                                                 ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.09%

        589,000   BIO-RAD LABORATORIES INCORPORATED                                     6.13       12/15/2014             465,310
                                                                                                                 ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.61%

      3,300,000   GENERAL ELECTRIC COMPANY                                              5.00       02/01/2013           3,234,007
                                                                                                                 ----------------
MISCELLANEOUS RETAIL: 0.07%

        545,000   LAMAR MEDIA CORPORATION<<                                             6.63       08/15/2015             395,125
                                                                                                                 ----------------
MOTION PICTURES: 1.14%

      3,000,000   TIME WARNER INCORPORATED                                              6.75       04/15/2011           2,834,178
      2,500,000   TIME WARNER INCORPORATED                                              6.20       07/01/2013           2,294,108
        985,000   VIACOM INCORPORATED                                                   7.70       07/30/2010             921,251
                                                                                                                        6,049,537
                                                                                                                 ----------------
MUTUAL FUNDS: 0.05%

        350,000   JABIL CIRCUIT INCORPORATED                                            8.25       03/15/2018             245,000
                                                                                                                 ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.33%

      2,750,000   FORD MOTOR CREDIT COMPANY                                             7.38       10/28/2009           1,679,048
        200,000   GENERAL MOTORS ACCEPTANCE CORPORATION+/-                              5.01       12/01/2014              60,000
                                                                                                                        1,739,048
                                                                                                                 ----------------

                   82 WELLS FARGO ADVANTAGE MASTER PORTFOLIOS


PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2008 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
OIL & GAS EXTRACTION: 0.45%
$     1,350,000   CHESAPEAKE ENERGY CORPORATION                                         7.50%      06/15/2014    $      1,053,000
        150,000   CHESAPEAKE ENERGY CORPORATION                                         6.38       06/15/2015             105,000
        400,000   MARKWEST ENERGY PARTNERS/FINANCE CORPORATION                          6.88       11/01/2014             264,000
        700,000   PARKER DRILLING COMPANY                                               9.63       10/01/2013             577,500
        440,000   RANGE RESOURCES CORPORATION                                           7.38       07/15/2013             387,200
                                                                                                                        2,386,700
                                                                                                                 ----------------
PAPER & ALLIED PRODUCTS: 0.12%

        680,000   ROCKTENN COMPANY                                                      8.20       08/15/2011             625,600
                                                                                                                 ----------------
PERSONAL SERVICES: 0.06%

        400,000   SERVICES CORPORATE INTERNATIONAL                                      7.38       10/01/2014             324,000
                                                                                                                 ----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.03%

        225,000   TESORO CORPORATION                                                    6.63       11/01/2015             139,500
                                                                                                                 ----------------
PRIMARY METAL INDUSTRIES: 0.09%

        275,000   CENTURY ALUMINUM COMPANY                                              7.50       08/15/2014             158,125
        100,000   INTERNATIONAL STEEL GROUP                                             6.50       04/15/2014              81,544
        295,000   STEEL DYNAMICS                                                        7.38       11/01/2012             218,300
                                                                                                                          457,969
                                                                                                                 ----------------
REAL ESTATE: 0.59%

      1,300,000   HOUSING URBAN DEVELOPMENT SERIES 04-A                                 5.08       08/01/2013           1,407,491
        500,000   REALTY INCOME CORPORATION                                             5.50       11/15/2015             375,677
        500,000   ROUSE COMPANY                                                         5.38       11/26/2013             110,000
      1,250,000   SHURGARD STORAGE CENTERS                                              7.75       02/22/2011           1,249,453
                                                                                                                        3,142,621
                                                                                                                 ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.78%

      2,500,000   DEVELOPERS DIVERSIFIED REALTY CORPORATION                             3.88       01/30/2009           2,446,348
        800,000   PROLOGIS TRUST                                                        5.25       11/15/2010             535,172
      1,500,000   SIMON PROPERTY GROUP LP                                               5.75       05/01/2012           1,171,362
                                                                                                                        4,152,882
                                                                                                                 ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.76%

      2,750,000   CHARLES SCHWAB CORPORATION                                            6.38       09/01/2017           2,560,781
      1,500,000   GOLDMAN SACHS CAPITAL II+/-                                           5.79       12/29/2049             563,288
        500,000   MERRILL LYNCH & COMPANY                                               6.05       08/15/2012             474,669
        500,000   MERRILL LYNCH & COMPANY                                               6.05       05/16/2016             429,813
                                                                                                                        4,028,551
                                                                                                                 ----------------
SOCIAL SERVICES: 0.02%

        100,000   SERVICE CORPORATION INTERNATIONAL                                     7.88       02/01/2013              92,000
                                                                                                                 ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.01%

         72,000   OWENS-BROCKWAY GLASS CONTAINER INCORPORATED                           8.25       05/15/2013              67,680
                                                                                                                 ----------------
TRANSPORTATION BY AIR: 0.54%

      2,879,790   FEDEX CORPORATION SERIES 97-B                                         7.52       01/15/2018           2,854,404
                                                                                                                 ----------------
TRANSPORTATION EQUIPMENT: 0.16%

        860,000   NAVISTAR INTERNATIONAL CORPORATION(i)                                 7.50       06/15/2011             870,578
                                                                                                                 ----------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.08%

        525,000   STEWART ENTERPRISES                                                   6.25       02/15/2013             425,250
                                                                                                                 ----------------

                   Wells Fargo Advantage Master Portfolios 83


Portfolio of Investments--November 30, 2008 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
---------------  -------------------------------------------------------------   -------------   -------------   ----------------
WHOLESALE TRADE-DURABLE GOODS: 0.07%
$       500,000  ACE HARDWARE CORPORATION++                                             9.13%      06/01/2016    $        365,000
                                                                                                                 ----------------
TOTAL CORPORATE BONDS & NOTES (COST $174,333,072)                                                                     151,262,689
                                                                                                                 ----------------
FOREIGN CORPORATE BONDS: 1.27%
      2,000,000  BARCLAYS BANK PLC+++/-                                                 5.93       12/15/2016           1,139,638
        750,000  CONOCOPHILLIPS (CANADA)                                                5.63       10/15/2016             724,180
      1,229,000  DELHAIZE GROUP                                                         6.50       06/15/2017           1,101,802
        200,000  ISPAT INLAND INCORPORATED                                              9.75       04/01/2014             192,650
      1,100,000  PEARSON PLC (UK) PRIVATE PLACEMENT++                                   7.00       06/15/2011           1,105,584
      2,500,000  SABMILLER PLC++                                                        6.20       07/01/2011           2,455,478
TOTAL FOREIGN CORPORATE BONDS@ (COST $7,821,933)                                                                        6,719,332
                                                                                                                 ----------------
MUNICIPAL BONDS & NOTES: 11.08%
      1,000,000  CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE LOC)                 4.88       01/01/2015           1,009,940
      1,000,000  CITY OF CHICAGO IL TAXABLE SERIES D (MBIA INSURED)                     5.44       01/01/2024             960,350
      2,500,000  DUKE UNIVERSITY TAXABLE SERIES A (GO OF UNIVERSITY)                    5.85       04/01/2037           2,297,875
      5,030,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING
                 REVENUE (FSA INSURED)                                                  7.40       12/01/2025           5,522,739
      5,160,000  INDIANA BOND BANK STATE REVENUE SCHOOL SEVERANCE FUND 8-A
                 (FGIC INSURED)                                                         4.73       01/15/2014           5,033,580
      1,110,000  INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY
                 SERIES A-2 (SFMR)                                                      5.51       01/01/2039           1,095,071
      4,770,000  INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY SFMR
                 SERIES D-2 (HOUSING REVENUE, GNMA/FNMA INSURED)                        5.41       07/01/2038           4,117,464
        440,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                  5.21       01/01/2014             444,088
        905,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                  5.75       07/01/2037             900,665
        950,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES J                  5.92       07/01/2034             952,461
      2,210,000  LOYOLA UNIVERSITY ILLINOIS SERIES C REVENUE BONDS                      4.80       07/01/2013           2,231,415
      1,890,000  MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
                 FINANCE SERIES H                                                       5.85       07/01/2036           1,960,610
      4,270,000  MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
                 FINANCE SERIES J                                                       6.13       07/01/2038           4,278,882
      2,455,000  NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION STATE
                 PERSONAL INCOME TAX REVENUE SERIES B                                   4.90       12/15/2011           2,499,116
      1,500,000  OHIO COUNTY WEST VIRGINIA COUNTY COMMON SPECIAL DISTRICT
                 EXCISE TAX REVENUE SERIES A                                            8.25       03/01/2035           1,478,115
      4,000,000  OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE
                 REVENUE SERIES K                                                       5.97       03/01/2029           3,998,920
      2,280,000  OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE
                 REVENUE SERIES O (GNMA/FNMA INSURED)                                   5.47       09/01/2025           2,257,519
      2,630,000  PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 93C                    5.84       04/01/2037           2,638,206
      1,920,000  STATE OF NEW HAMPSHIRE HFA SFMR SERIES D                               5.53       07/01/2037           1,903,373
      7,700,000  STATE OF TEXAS BRAZOS HIGHER EDUCATION AUTHORITY
                 INCORPORATED SERIES 2005-4 CLASS A5+/-SS                               4.91       12/01/2040           7,161,000
      3,855,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
                 OWNERSHIP REVENUE SERIES D                                             5.81       03/01/2037           3,940,620
      1,980,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
                 OWNERSHIP REVENUE SERIES F                                             5.73       09/01/2037           2,021,818
TOTAL MUNICIPAL BONDS & NOTES (COST $59,638,474)                                                                       58,703,827
                                                                                                                 ----------------
PRIVATE INVESTMENT PARTNERSHIPS: 0.32%
            263  PPM AMERICA CBO II LP+(i)                                                                                  1,595
      2,500,000  TOLL ROAD INVESTMENT PARTNERSHIP II LP++#                                                              1,702,465
TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $2,010,198)                                                                 1,704,060
                                                                                                                 ----------------
TERM LOANS: 0.65%
        414,555  ARAMARK CORPORATION TERM LOAN B                                        5.64       01/26/2014             328,535
         29,629  ARAMARK CORPORATION TERM LOAN C                                        2.03       01/26/2014              23,481
        157,500  BOSTON SCIENTIFIC CORPORATION TERM LOAN                                4.43       04/21/2011             137,025
        690,000  BSC INTERNATIONAL HOLDING TERM LOAN+/-                                 4.48       04/21/2011             621,000

                   84 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
---------------  -------------------------------------------------------------   -------------   -------------   ----------------
TERM LOANS (continued)
$     1,485,000  FLEXTRONICS INTERNATIONAL TERM LOAN                                    7.46%      10/01/2012    $      1,046,925
        468,821  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B+/-                    8.35       12/20/2012             371,541
      1,331,250  OSHKOSH TRUCK CORPORATION TERM LOAN                                    6.90       12/06/2013             896,597
TOTAL TERM LOANS (COST $4,567,101)                                                                                      3,425,104
                                                                                                                 ----------------
US TREASURY SECURITIES: 5.17%
US TREASURY BONDS: 5.17%
      6,300,000  US TREASURY BOND<<                                                     5.50       08/15/2028           7,821,841
     10,000,000  US TREASURY BOND<<                                                     4.38       02/15/2038          11,585,160
      6,100,000  US TREASURY BOND - INFLATION PROTECTED<<&                              3.38       04/15/2032           7,976,105
                                                                                                                       27,383,106
                                                                                                                 ----------------
TOTAL US TREASURY SECURITIES (COST $25,085,210)                                                                        27,383,106
                                                                                                                 ----------------

SHARES
---------------
COLLATERAL FOR SECURITIES LENDING: 9.14%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.75%
      2,319,492  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                              2,319,492
      2,319,492  DAILY ASSETS FUND INSTITUTIONAL                                                                        2,319,492
      2,319,492  DREYFUS CASH MANAGEMENT FUND                                                                           2,319,492
      2,319,492  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        2,319,492
                                                                                                                        9,277,968
                                                                                                                 ----------------

PRINCIPAL
---------------
COLLATERAL INVESTED IN OTHER ASSETS: 7.39%
$       430,421  BANK OF AMERICA NT & SA (CAYMAN ISLANDS)                               1.25       12/01/2008             430,421
     13,151,758  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                    MORTGAGE BACKED SECURITIES (MATURITY VALUE $13,152,065)             0.28       12/01/2008          13,151,758
        930,571  BANK OF IRELAND                                                        0.30       12/01/2008             930,571
        430,421  BNP PARIBAS PARIS                                                      1.00       12/01/2008             430,421
        267,680  CHEYNE FINANCE LLC+++/-##(a)(i)                                        0.00       02/25/2008               4,417
        836,930  CITIBANK CREDIT CARD ISSUANCE TRUST++                                  1.20       12/01/2008             836,874
     14,347,372  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                    MORTGAGE BACKED SECURITIES (MATURITY VALUE $14,347,731)             0.30       12/01/2008          14,347,372
        645,632  DEXIA CREDIT LOCAL DE FRANCE SA                                        1.70       12/01/2008             645,632
        860,842  FORTIS BANK (GRAND CAYMAN)                                             1.05       12/01/2008             860,842
        561,850  GRYPHON FUNDING LIMITED(a)(i)                                          0.00       08/23/2009             238,393
        908,667  MONT BLANC CAPITAL CORPORATION++                                       1.25       12/01/2008             908,604
        430,421  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                    MONEY MARKET SECURITIES (MATURITY VALUE $430,466)                   1.25       12/01/2008             430,421
      2,773,825  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                    MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,773,883)              0.25       12/01/2008           2,773,825
        430,421  NATIXIS                                                                1.00       12/01/2008             430,421
        478,246  SCALDIS CAPITAL LLC++                                                  1.65       12/01/2008             478,202
        796,279  SOCIETE GENERALE (CAYMAN LSLANDS)                                      0.75       12/01/2008             796,279
        956,491  VICTORIA FINANCE LLC+++/-##(a)(i)                                      2.22       04/03/2008             640,849
        597,807  VICTORIA FINANCE LLC+++/-##(a)(i)                                      1.92       05/02/2008             400,531
        597,807  VICTORIA FINANCE LLC+++/-##(a)(i)                                      0.85       08/07/2008             400,531
                                                                                                                       39,136,364
                                                                                                                 ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $49,903,032)                                                             48,414,332
                                                                                                                 ----------------

                   Wells Fargo Advantage Master Portfolios 85


Portfolio of Investments--November 30, 2008 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

SHARES           SECURITY NAME                                                                                         VALUE
---------------  -------------------------------------------------------------                                   ----------------
SHORT-TERM INVESTMENTS: 11.41%
     60,455,403  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                     $     60,455,403
                                                                                                                 ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $60,455,403)                                                                        60,455,403
                                                                                                                 ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $672,844,251)*                                             114.54%                                         $    606,736,067
OTHER ASSETS AND LIABILITIES, NET                                (14.54)                                              (77,021,607)
                                                                                                                 ----------------
TOTAL NET ASSETS                                                 100.00%                                         $    529,714,460
                                                                 ------                                          ----------------

<<   All or a portion of this security is on loan. (See Note 2)

%%   Securities issued on a when-issued (TBA) basis. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

+/-  Variable rate investments.

@    Foreign bond principal is denominated in US dollars.

ss These securities are subject to a demand feature which reduces the effective maturity.

+    Non-income earning securities.

#    Zero coupon bond. Interest rate presented is yield to maturity.

& U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

## This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

(l)  Long-term security of an affiliate of the Fund with a cost of $5,716,438.

++   Short-term security of an affiliate of the Fund with a cost of $60,455,403.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   86 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

STABLE INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
---------------  -------------------------------------------------------------   -------------   -------------   ----------------
AGENCY SECURITIES: 24.65%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 6.04%
$     5,889,741  FHLMC #1B4052+/-                                                       4.63%      04/01/2038    $      5,827,929
      3,977,504  FHLMC #1G0052+/-                                                       4.78       02/01/2035           3,979,896
        108,866  FHLMC #786614+/-                                                       5.72       08/01/2025             110,220
         78,402  FHLMC #845151+/-                                                       5.01       06/01/2022              78,386
         12,026  FHLMC #846367+/-                                                       6.13       04/01/2029              11,889
      2,944,778  FHLMC #E02227                                                          6.00       11/01/2021           3,003,608
        928,691  FHLMC #E90573                                                          6.00       07/01/2017             947,099
      3,832,149  FHLMC #G11693                                                          5.00       05/15/2020           3,935,311
      6,207,947  FHLMC #G11696                                                          5.50       05/15/2020           6,302,730
      1,120,685  FHLMC #G90030                                                          7.50       07/17/2017           1,169,708
                                                                                                                       25,366,776
                                                                                                                 ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 18.51%
        154,667  FNMA #155506+/-                                                        5.06       04/01/2022             153,716
        308,336  FNMA #190815+/-                                                        3.61       07/01/2017             306,755
        139,228  FNMA #253482                                                           8.50       10/01/2030             148,675
      1,931,933  FNMA #289517<<+/-                                                      4.08       04/01/2034           1,924,997
      4,368,947  FNMA #295541+/-                                                        4.56       10/01/2032           4,362,412
         53,923  FNMA #331866+/-                                                        5.80       12/01/2025              54,015
      2,366,270  FNMA #420263+/-                                                        4.17       10/01/2024           2,355,235
      2,148,699  FNMA #420264+/-                                                        4.17       07/01/2034           2,138,678
        357,374  FNMA #460223                                                           5.95       01/01/2009             356,495
      3,689,438  FNMA #462209+/-                                                        5.90       04/01/2036           3,744,615
         22,784  FNMA #46698+/-                                                         5.80       12/01/2015              22,879
      1,087,505  FNMA #545927                                                           6.50       12/01/2015           1,118,625
      1,799,272  FNMA #631367<<                                                         5.50       02/01/2017           1,831,803
      2,043,700  FNMA #686043+/-                                                        4.05       07/01/2033           2,047,678
      1,094,995  FNMA #693015+/-                                                        4.39       06/01/2033           1,118,991
      5,419,585  FNMA #725802                                                           4.44       08/01/2034           5,510,898
        778,090  FNMA #732003+/-                                                        4.06       09/01/2033             768,296
      1,830,990  FNMA #734329+/-                                                        4.51       06/01/2033           1,839,474
      1,767,953  FNMA #735572                                                           5.00       04/01/2014           1,813,746
      2,999,236  FNMA #735977+/-                                                        4.68       08/01/2035           3,002,272
      2,733,662  FNMA #739757+/-                                                        4.53       08/01/2033           2,743,569
      1,874,945  FNMA #741447+/-                                                        4.00       10/01/2033           1,879,041
      2,055,074  FNMA #741454<<+/-                                                      3.88       10/01/2033           2,030,180
      3,546,509  FNMA #745649<<+/-                                                      4.55       11/01/2035           3,557,737
      1,707,986  FNMA #750805<<+/-                                                      4.67       11/25/2033           1,737,625
      2,352,862  FNMA #764265+/-                                                        4.22       05/01/2034           2,372,411
        999,053  FNMA #783249+/-                                                        4.06       04/01/2044             987,968
      3,871,131  FNMA #783251+/-                                                        4.06       04/01/2044           3,828,152
      7,120,089  FNMA #789463<<+/-                                                      4.35       06/01/2034           7,138,294
      1,399,161  FNMA #806504+/-                                                        3.86       10/01/2034           1,383,637
      1,544,920  FNMA #806505+/-                                                        3.86       10/01/2044           1,527,789
      3,527,685  FNMA #826179+/-                                                        4.67       07/01/2035           3,535,128
      3,215,399  FNMA #834933<<+/-                                                      5.03       07/01/2035           3,223,800
      2,277,395  FNMA #849014+/-                                                        5.52       01/01/2036           2,305,036
      1,250,000  FNMA #874245                                                           5.48       01/01/2011           1,262,900
      3,569,465  FNMA #936591<<+/-                                                      5.69       04/01/2037           3,687,479
                                                                                                                       77,821,001
                                                                                                                 ----------------

                   Wells Fargo Advantage Master Portfolios 87


Portfolio of Investments--november 30, 2008 (Unaudited)

Stable Income Portfolio

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
Small Business Administration: 0.10%
$        68,178   Sba #501224+/-                                                        6.50%      06/25/2015    $         68,069
         13,289   Sba #502966+/-                                                        6.22       05/25/2015              13,464
         91,738   Sba #503405+/-                                                        5.38       05/25/2016              93,476
        243,135   Sba #503611+/-                                                        4.88       12/25/2021             247,022
                                                                                                                          422,031
                                                                                                                 ----------------
Total Agency Securities (Cost $103,133,645)                                                                           103,609,808
                                                                                                                 ----------------
Asset Backed Securities: 20.04%
        108,109   Asset Backed Securities Corporation Home Equity Series
                     2001-He2 Class A1+/-                                               1.94       06/15/2031              89,348
      4,300,000   Bank of America Securities Auto Trust Series 2006-G1
                     Class A4                                                           5.17       12/20/2010           4,181,958
      3,000,000   Caterpillar Financial Asset Trust Series 2007-A Class A3b+/-          1.87       06/25/2012           2,895,289
      2,000,000   Caterpillar Financial Asset Trust Series 2008-A Class A2b+/-          2.55       12/27/2010           1,975,231
      3,000,000   Chase Issuance Trust Series 2005-A8 Class A8+/-                       1.46       10/15/2012           2,724,517
      2,850,000   College Loan Corporation Trust Series 2006-A Class A3+/-              3.63       10/25/2025           2,508,978
      1,109,186   Countrywide Asset Backed Certificates Series 2003-Bc1
                     Class A1+/-                                                        1.80       03/25/2033             867,436
        208,801   Countrywide Asset Backed Certificates Series 2003-Sd2
                     Class A1+++/-                                                      1.90       09/25/2032             171,677
        663,419   Countrywide Asset Backed Certificates Series 2004-Sd2
                     Class A1+++/-                                                      1.77       11/25/2033             494,753
        800,151   Countrywide Asset Backed Certificates Series 2006-Sd2
                     Class 1A1+++/-                                                     1.75       11/25/2036             553,064
        279,280   Countrywide Home Equity Loan Trust Series 2002-G Class A+/-           1.79       12/15/2028             206,437
      1,753,525   Countrywide Home Equity Loan Trust Series 2005-M Class A1+/-          1.66       02/15/2035             837,727
      2,218,115   Fifth Third Home Equity Loan Trust Series 2003-1 Class A+/-           1.70       09/20/2023           1,638,912
        204,701   First Horizon Abs Trust Series 2004-He1 Class A+/-                    1.61       01/25/2024             108,773
        829,921   First Horizon Abs Trust Series 2004-He3 Class A+/-                    1.69       10/25/2034             414,571
      1,348,669   First Horizon Abs Trust Series 2006-He1 Class A+/-                    1.56       10/25/2034             648,155
      3,445,823   First Horizon Abs Trust Series 2007-He1 Class A+/-                    3.39       09/25/2029           1,980,601
      1,423,594   Fleet Home Equity Loan Trust Series 2003-1 Class A+/-                 4.05       01/20/2033             887,507
      3,719,397   Gco Education Loan Funding Trust Series 2007-1A
                     Class A4l+++/-                                                     2.83       05/26/2020           3,692,245
      4,000,000   Ge Corporate Aircraft Financing Llc Series 2005-1A
                     Class A3+++/-                                                      1.66       08/26/2019           3,550,800
        341,573   Greenpoint Home Equity Loan Trust Series 2004-1 Class A+/-            1.86       07/25/2029             238,254
        188,156   Greenpoint Home Equity Loan Trust Series 2004-3 Class A+/-            1.88       03/15/2035             142,037
        390,936   Gs Auto Loan Trust Series 2005-1 Class A3                             4.45       05/17/2010             390,390
      2,314,174   Gsamp Trust Series 2005-Sea2 Class A1+/-                              1.75       01/25/2045           1,096,182
        934,892   Gsamp Trust Series 2006-Sd2 Class A1+++/-                             1.51       05/25/2046             849,542
      1,844,551   Hfc Home Equity Loan Asset Backed Certificates Series 2005-2
                     Class A1+/-                                                        1.72       01/20/2035           1,313,947
      2,990,067   Household Home Equity Loan Trust Series 2006-1 Class A1+/-            4.44       01/20/2036           2,168,892
      2,500,000   Hyundai Auto Receivables Trust Series 2007-A Class A4                 5.21       03/17/2014           2,264,739
      2,000,000   Keycorp Student Loan Trust Series 2006-A Class 2A2+/-                 3.85       06/27/2025           1,720,000
         97,638   Lehman Asset Backed Securities Corporation Series 2004-2
                     Class A+/-                                                         1.84       12/25/2033              77,509
      1,428,404   Mellon Residential Funding Corporation Series 1999-Tbc3
                     Class A2+/-                                                        4.38       10/20/2029           1,272,813
        836,678   Mellon Residential Funding Corporation Series 2001-Tbc1
                     Class A1+/-                                                        1.77       11/15/2031             645,144
      2,500,000   Merrill Auto Trust Securitization Series 2007-1 Class A3+/-           4.61       03/15/2011           2,407,743
        365,667   Morgan Stanley Dean Witter & Company Corporation Heloc Trust
                     Series 2003-2 Class A+/-                                           1.66       04/25/2016             275,412
      3,945,954   Mortgage Equity Conversion Asset Trust Series 2007-FF1
                     Class A+++/-                                                       2.61       02/25/2042           3,809,424
      4,907,299   Mortgage Equity Conversion Asset Trust Series 2007-FF2
                     Class A+++/-                                                       2.64       02/25/2042           4,737,507
      3,750,001   National Collegiate Student Loan Trust Series 2006-2
                     Class AIO(c)                                                       6.00       08/25/2011             470,250
         40,694   Navistar Financial Corporation Owner Trust Series 2005-A
                     Class A3                                                           4.22       02/15/2010              40,653
      1,967,932   Nissan Auto Lease Trust Series 2006-A Class A3                        5.11       03/15/2010           1,960,736
      1,698,791   Renaissance Home Equity Loan Trust Series 2003-3 Class A+/-           1.90       12/25/2033           1,311,515
      2,062,903   Residential Asset Securities Corporation Series 2002-KS8
                     Class A6                                                           4.86       12/25/2032           1,460,258
      3,000,000   Riverview HECM Trust Series 2007-1 Class A+++/-                       2.83       06/25/2037           2,802,900
      1,040,471   SASC Series 2006-GEL3 Class A1+++/-                                   1.52       07/25/2036             881,391
      1,622,231   SBI Heloc Trust Series 2005-HE1 Class 1A+++/-                         1.59       11/25/2035             689,826
      1,500,000   SLC Student Loan Trust Series 2006-A Class A+/-                       2.86       04/16/2018           1,451,720
      2,500,000   SLM Student Loan Trust Series 2006-C Class A2+/-                      2.87       09/15/2020           2,245,386

                   88 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

STABLE INCOME PORTFOLIO

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
ASSET BACKED SECURITIES (continued)
$       263,242   SSB RV Trust Series 2001-1 Class A5                                   6.30%      04/15/2016           $ 262,656
        247,419   Triad Auto Receivables Owner Trust Series 2006-B Class A3             5.41       08/12/2011             238,593
      2,500,000   Turquoise Card Backed Securities plc Series 2006-1A
                     Class B+++/-                                                       1.63       05/16/2011           2,349,610
      3,000,000   Turquoise Card Backed Securities plc Series 2007-1
                     Class A+/-                                                         1.46       06/15/2012           2,733,750
      3,000,000   US Education Loan Trust LLC Series 2007-1A Class A2+++/-              3.16       09/01/2019           2,766,093
        889,161   USXL Funding LLC Series 2006-1A Class A++                             5.38       04/15/2014             808,093
         79,429   Wachovia Asset Securitization Incorporated Series 2002-HE2
                     Class A+/-(l)                                                      1.83       12/25/2032              61,884
        626,657   Wachovia Asset Securitization Incorporated Series 2003-HE2
                     Class AII1+/-(l)                                                   1.66       07/02/2018             483,152
        778,819   Wachovia Asset Securitization Incorporated Series 2004-HE1
                     Class A+/-(l)                                                      1.62       06/25/2034             660,929
      3,669,041   Wachovia Asset Securitization Incorporated Series 2007-HE2A
                     Class A+++/-(l)                                                    1.53       07/25/2037           1,881,117
      2,500,000   Washington Mutual Master Note Trust Series 2007-A2
                     Class A2+++/-                                                      1.45       05/15/2014           2,041,668
      3,000,000   World Omni Auto Receivables Trust Series 2007-B Class A4              5.39       05/15/2013           2,808,065
TOTAL ASSET BACKED SECURITIES (COST $101,939,909)                                                                      84,247,759
COLLATERALIZED MORTGAGE OBLIGATIONS: 24.04%

      2,406,990   Adjustable Rate Mortgage Trust Series 2007-2 Class 2A1+/-             1.61       06/25/2037           1,192,883
      2,624,526   Bank of America Commercial Mortgage Incorporated Series
                     2005-1 Class A3                                                    4.88       11/10/2042           2,440,347
         59,179   Bank of America Mortgage Securities Series 2002-G
                     Class 2A1+/-                                                       5.93       07/20/2032              49,076
        328,840   Bank of America Mortgage Securities Series 2003-A
                     Class 2A2+/-                                                       6.86       02/25/2033             255,848
      1,755,000   Bear Stearns Commercial Mortgage Securities Series
                     2005-PWR9 Class A2                                                 4.74       09/11/2042           1,573,422
      1,070,694   Countrywide Alternative Loan Trust Series 2005-14
                     Class 2A1+/-                                                       1.61       05/25/2035             470,705
      1,556,885   Countrywide Alternative Loan Trust Series 2005-24
                     Class 2A1B+/-                                                      3.79       07/20/2035             756,532
        844,765   Countrywide Alternative Loan Trust Series 2005-27
                     Class 3A1+/-(i)                                                    4.05       06/30/2035             697,438
      4,038,924   Countrywide Alternative Loan Trust Series 2006-0A10
                     Class 1A1+/-                                                       3.63       08/25/2046           1,720,244
      3,122,532   Countrywide Alternative Loan Trust Series 2007-0A3
                     Class 1A1+/-                                                       1.54       04/25/2047           1,082,884
      1,652,039   Countrywide Home Loans Series 2004-25 Class 1A3                       5.23       04/25/2025             696,725
      1,563,659   Countrywide Home Loans Series 2004-29 Class 2A1(i)                    5.65       12/29/2034             721,383
      2,645,146   Countrywide Home Loans Series 2004-R1 Class 1AF+++/-                  1.80       11/25/2034           2,596,545
      2,000,000   Credit Suisse First Boston Mortgage Securities Corporation
                     Series 2001-CP4 Class A4                                           6.18       12/15/2035           1,846,066
        269,227   Credit Suisse First Boston Mortgage Securities Corporation
                     Series 2002-AR17 Class 2A1+/-                                      6.16       12/19/2039             212,700
         91,177   Credit Suisse First Boston Mortgage Securities Corporation
                     Series 2003-AR2 Class 2A1+/-                                       6.75       02/25/2033              77,112
        895,210   EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3+/-              3.24       09/25/2033             744,660
        123,950   FHLMC Structured Pass-Through Securities Series T-31
                     Class A7+/-                                                        1.65       05/25/2031              84,955
        326,921   FHLMC Structured Pass-Through Securities Series T-35
                     Class A+/-                                                         1.68       09/25/2031             304,881
      1,728,925   FHLMC Structured Pass-Through Securities Series T-54
                     Class 3A                                                           7.00       02/25/2043           1,753,778
      1,976,446   FHLMC Structured Pass-Through Securities Series T-54
                     Class 4A+/-                                                        5.78       02/25/2043           1,925,136
      3,038,321   FHLMC Structured Pass-Through Securities Series T-55
                     Class 1A2                                                          7.00       03/25/2043           3,150,360
      2,440,094   FHLMC Structured Pass-Through Securities Series T-57
                     Class 1A2                                                          7.00       07/25/2043           2,493,471
      2,927,829   FHLMC Structured Pass-Through Securities Series T-58
                     Class 4A                                                           7.50       09/25/2043           3,042,198
      1,871,282   FHLMC Structured Pass-Through Securities Series T-63
                     Class 1A1+/-                                                       4.06       02/25/2045           1,670,238
        177,331   Fifth Third Mortgage Loan Trust Series 2002-FTB1
                     Class 4A1+/-                                                       6.57       11/19/2032             153,616
         42,900   First Plus Home Loan Trust Series 1997-3 Class A8                     7.55       11/10/2023              42,878
        580,517   FNMA Grantor Trust Series 2002-T12 Class A3                           7.50       05/25/2042             608,999
        292,141   FNMA Grantor Trust Series 2003-T4 Class 1A+/-                         1.51       09/26/2033             257,617
        710,944   FNMA Series 2002-90 Class A2                                          6.50       11/25/2042             746,743
      1,522,183   FNMA Series 2003-W4 Class 3A                                          7.00       10/25/2042           1,557,860
      1,575,826   FNMA Series 2004-W2 Class 2A2                                         7.00       02/25/2044           1,616,700
      3,338,100   FNMA Series 2007-88 Class HC+/-                                       5.24       09/25/2037           2,919,078
         38,737   FNMA Whole Loan Series 2001-W1 Class AV1+/-                           1.61       08/25/2031              34,469
        696,537   FNMA Whole Loan Series 2002-W10 Class A6                              7.50       08/25/2042             730,712
         99,493   FNMA Whole Loan Series 2002-W12 Class AV1+/-                          1.76       02/25/2033              88,188
      2,829,230   GE Capital Commercial Mortgage Corporation Series 2005-C2
                     Class A2                                                           4.71       05/10/2043           2,611,666
      3,000,000   GE Capital Commercial Mortgage Corporation Series 2005-C3
                     Class A4+/-                                                        5.05       07/10/2045           2,772,467
      2,896,602   GMAC Commercial Mortgage Securities Incorporated
                     Series 2005-C1 Class A2                                            4.47       05/10/2043           2,672,676
        362,738   GMAC Mortgage Corporation Loan Trust Series 2001-HE3
                     Class A2+/-                                                        1.96       03/25/2027             225,759

                   Wells Fargo Advantage Master Portfolios 89


                         Portfolio of Investments--November 30, 2008 (Unaudited)

STABLE INCOME PORTFOLIO

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     4,000,000   GMAC Mortgage Corporation Loan Trust Series 2005-HE3
                     Class A2+/-                                                        1.55%      02/25/2036    $      1,763,182
      2,513,412   Greenpoint Mortgage Funding Trust Series 2006-AR1
                     Class A1A+/-                                                       1.69       02/25/2036           1,130,373
      3,559,423   Greenwich Capital Commercial Funding Corporation
                     Series 2003-C2 Class A2                                            4.02       01/05/2036           3,447,775
      6,359,508   GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF+++/-                1.80       10/25/2034           4,793,000
      4,001,648   GSMPS Mortgage Loan Trust Series 2005-RP2 Class 1AF+++/-              1.75       03/25/2035           3,112,868
      3,821,033   GSMPS Mortgage Loan Trust Series 2005-RP3 Class 1AF+++/-              1.75       09/25/2035           3,012,204
      1,505,473   GSMPS Mortgage Loan Trust Series 2006-1 Class A1+++/-(i)              1.70       03/25/2035           1,294,446
      1,512,417   Harborview Mortgage Loan Trust Series 2004-11 Class 3A2A+/-           1.81       01/19/2035             740,975
        611,025   INDYMAC Loan Trust Series 2005-L2 Class A1+/-(i)                      1.62       09/16/2035             395,041
      2,397,831   Lehman XS Trust Series 2007-5 Class P3+/-                             6.45       05/25/2037           1,006,943
        801,710   Lehman XS Trust Series 2007-6W Class A3+/-(i)                         1.72       05/25/2037             321,726
        573,394   Merrill Lynch Mortgage Investors Incorporated
                     Series 2003-A2 Class 2A2+/-                                        4.61       02/25/2033             578,216
      1,600,902   MLCC Mortgage Investors Incorporated Series 1999-A
                     Class A+/-                                                         1.80       03/15/2025           1,279,184
      1,036,555   MLCC Mortgage Investors Incorporated Series 2003-A
                     Class 2A2+/-                                                       3.51       03/25/2028             645,471
      1,010,654   MLCC Mortgage Investors Incorporated Series 2003-B
                     Class A1+/-                                                        1.74       04/25/2028             693,860
        774,756   MLCC Mortgage Investors Incorporated Series 2004-A
                     Class A1+/-                                                        1.63       04/25/2029             535,293
      1,383,036   Morgan Stanley Dean Witter Capital I Series 2003-HYB1
                     Class A3+/-                                                        4.45       03/25/2033           1,060,599
      1,155,064   Morgan Stanley Dean Witter Credit Corporation Heloc Trust
                     Series 2003-1 Class A+/-                                           1.67       11/25/2015             911,489
         38,773   NationsLink Funding Corporation Series 1999-SI Class D+/-             7.56       11/10/2030              38,671
        424,235   Option One Mortgage Loan Trust Series 2003-1 Class A2+/-              2.24       02/25/2033             278,585
        291,078   Residential Funding Mortgage Securities Incorporated
                     Series 2002-HS3 Class 2A+/-                                        1.74       08/25/2032             124,831
        339,326   Residential Funding Mortgage Securities Incorporated
                     Series 2003-HS1 Class AII+/-                                       1.69       12/25/2032             259,793
        642,617   Residential Funding Mortgage Securities Incorporated
                     Series 2004-HS3 Class A+/-                                         1.66       09/25/2029             376,866
      1,528,672   Sequoia Mortgage Trust Series 10 Class 1A+/-                          1.85       10/20/2027           1,274,273
        487,482   Sequoia Mortgage Trust Series 2003-2 Class A1+/-                      2.11       06/20/2033             346,230
      1,346,589   Sequoia Mortgage Trust Series 2003-8 Class A1+/-                      1.77       12/20/2033             902,492
        585,545   Sequoia Mortgage Trust Series 5 Class A+/-                            1.82       10/19/2026             467,327
      3,499,582   Small Business Administration Participation Certificates
                     Series 1999-20B Class 1                                            5.95       02/01/2019           3,577,584
         92,355   Small Business Administration Participation Certificates
                     Series 2000-10C Class 1                                            7.88       05/01/2010              93,532
        565,620   Structured Asset Securities Corporation Series 2003-9A
                     Class 2A1+/-                                                       5.16       03/25/2033             434,647
      1,290,234   Structured Asset Securities Corporation Series 2004-NP2
                     Class A+++/-                                                       1.75       11/30/2034           1,152,050
      1,178,235   Structured Asset Securities Corporation Series 2005-GEL4
                     Class A+/-                                                         1.75       09/25/2025             772,566
      3,688,941   Structured Asset Securities Corporation Series 2006-RF3
                     Class 1A1++(i)                                                     6.00       11/25/2036           3,860,984
        763,415   Structured Asset Securities Corporation Series 2006-RM1
                     Class A1+++/-(i)                                                   1.65       08/25/2046             567,065
      2,173,844   Structured Asset Securities Corporation Series 2007-RM1
                     Class A1+++/-(i)                                                   1.68       05/25/2047           1,472,101
      2,500,000   Wachovia Bank Commercial Mortgage Trust Series 2005-C20
                     Class A4+/-(l)                                                     5.29       07/15/2042           2,294,319
        700,384   Washington Mutual Mortgage Pass-Through Certificates
                     Series 2003-AR1 Class A6+/-                                        5.76       03/25/2033             573,673
      2,116,375   Washington Mutual Mortgage Pass-Through Certificates
                     Series 2005-AR1 Class A1A+/-                                       1.72       01/25/2035             878,572
        841,757   Washington Mutual Mortgage Pass-Through Certificates
                     Series 2005-AR6 Class 2A1A+/-                                      1.63       04/25/2035             340,037
      2,197,781   Washington Mutual Mortgage Pass-Through Certificates
                     Series 2005-C3 Class A4+/-                                         3.94       07/25/2047           1,076,913
      4,371,730   Washington Mutual Mortgage Pass-Through Certificates
                     Series 2006-AR11 Class 3A1A+/-                                     3.59       09/25/2046           1,561,466
      1,774,632   Washington Mutual Mortgage Pass-Through Certificates
                     Series 2006-AR3 Class A1A+/-                                       3.67       02/25/2046             747,239
      2,001,828   Washington Mutual Mortgage Pass-Through Certificates
                     Series 2006-AR4 Class DA+/-                                        3.64       06/25/2046             880,804
      3,170,081   Washington Mutual Mortgage Pass-Through Certificates
                     Series 2006-AR5 Class 5A+/-                                        3.66       06/25/2046           1,356,109
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $137,456,726)                                                         101,030,389
                                                                                                                 ----------------
CORPORATE BONDS & NOTES: 7.33%
COMMUNICATIONS: 0.09%
        400,000   Viacom Incorporated+/-                                                3.17       06/16/2009             382,420
                                                                                                                 ----------------
DEPOSITORY INSTITUTIONS: 0.69%
      2,000,000   Roslyn Bancorp Incorporated                                           7.50       12/01/2008           2,000,000
      1,500,000   Sovereign Bank+/-                                                     4.90       08/01/2013             914,502
                                                                                                                        2,914,502
                                                                                                                 ----------------

                   90 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

STABLE INCOME PORTFOLIO

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
ELECTRIC, GAS & SANITARY SERVICES: 0.87%
$     1,700,000   Duke Energy Field Services LLC                                        7.88%      08/16/2010         $ 1,645,246
      2,000,000   Southwestern Public Service                                           6.20       03/01/2009           1,997,998
                                                                                                                        3,643,244
                                                                                                                 ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.53%

      2,250,000   BAE Systems Holdings Incorporated++                                   4.75       08/15/2010           2,227,059
FOOD & KINDRED PRODUCTS: 1.35%

      3,450,000   General Mills Incorporated+/-                                         4.19       01/22/2010           3,173,113
      2,500,000   PepsiAmericas Incorporated                                            6.38       05/01/2009           2,506,215
                                                                                                                        5,679,328
                                                                                                                 ----------------

GENERAL MERCHANDISE STORES: 0.43%

      2,000,000   CVS Caremark Corporation+/-                                           3.11       06/01/2010           1,788,982
                                                                                                                 ----------------
HOLDING & OTHER INVESTMENT OFFICES: 0.59%

      2,550,000   CPG Partners LP                                                       3.50       03/15/2009           2,482,553
                                                                                                                 ----------------
INSURANCE CARRIERS: 0.99%

      2,840,000   Hartford Life Global Fund+/-                                          2.99       09/15/2009           2,593,593
      2,000,000   Metropolitan Life Global Funding I+++/-                               3.07       03/15/2012           1,572,372
                                                                                                                        4,165,965
                                                                                                                 ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.05%

        229,895   3M Employee Stock Ownership Plan Trust++                              5.62       07/15/2009             231,159
                                                                                                                 ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.45%

      2,150,000   American Express Credit Corporation Series MTN+/-                     2.83       05/27/2010           1,870,371
                                                                                                                 ----------------
REAL ESTATE: 0.43%
      1,950,000   Duke-Weeks Realty                                                     7.75       11/15/2009           1,815,883
                                                                                                                 ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.40%
      2,500,000   ProLogis Trust                                                        5.25       11/15/2010           1,672,413
                                                                                                                 ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.46%
      2,000,000   Western Financial Bank                                                9.63       05/15/2012           1,950,100
                                                                                                                 ----------------
TOTAL CORPORATE BONDS & NOTES (COST $34,114,674)                                                                       30,823,979
FOREIGN CORPORATE BONDS: 1.31%

      3,970,000   SABMiller plc+++/-                                                    4.18       07/01/2009           3,962,124
      1,550,000   Thomson Corporation                                                   4.25       08/15/2009           1,531,214
TOTAL FOREIGN CORPORATE BONDS@ (COST $5,542,437)                                                                        5,493,338
                                                                                                                 ----------------
LOAN PARTICIPATION: 0.53%
        648,634   United States Department of Agriculture Loan+/-                       5.34       10/15/2020             672,115
        911,831   United States Department of Agriculture Loan - PVT+/-                 3.61       06/25/2016             943,471
        607,884   United States Department of Agriculture Loan - PVT SBA
                     GP Series D#66                                                     5.37       09/08/2019             600,528
TOTAL LOAN PARTICIPATION (COST $2,169,793)                                                                              2,216,114
                                                                                                                 ----------------
MUNICIPAL BONDS & NOTES: 4.77%
      4,450,000   Colorado Student Obligation Bond Authority Student Loan
                     Revenue Series VIII-A2+/-ss.(i)                                    3.37       12/01/2032           4,450,000
      2,345,000   Mississippi Development Bank Special Obligation                       5.24       07/01/2011           2,365,683
      1,950,000   Ohio State HFA Mortgage Backed Series G (Housing Revenue,
                     GNMA Insured)                                                      5.57       09/01/2016           1,964,859
      2,415,000   Ohio State HFA Residential Series K (Housing Revenue)                 5.84       09/01/2016           2,418,405


                   Wells Fargo Advantage Master Portfolios 91


Portfolio of Investments--November 30, 2008 (Unaudited)

STABLE INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
MUNICIPAL BONDS & NOTES (continued)
$     3,000,000   OREGON SCHOOL BOARD ASSOCIATION TAXABLE PENSION DEFERRED
                     INTEREST SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)##           3.05%     06/30/2010     $      2,859,450
      2,365,000   PENNSYLVANIA HFA SERIES 94-C (HOUSING REVENUE)                        6.04      10/01/2030            2,364,834
      3,680,000   SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY
                     MORTGAGE REVENUE TAXABLE SERIES C-3 (HOUSING REVENUE,
                     FIRST SECURITY BANK LOC)                                           5.50      07/01/2026            3,644,413
TOTAL MUNICIPAL BONDS & NOTES (COST $19,959,401)                                                                       20,067,644
                                                                                                                 ----------------

SHARES
---------------
COLLATERAL FOR SECURITIES LENDING: 5.95%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.14%
      1,198,820   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                             1,198,820
      1,198,820   DAILY ASSETS FUND INSTITUTIONAL                                                                       1,198,820
      1,198,820   DREYFUS CASH MANAGEMENT FUND                                                                          1,198,820
      1,198,820   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       1,198,820
                                                                                                                        4,795,280
                                                                                                                 ----------------

PRINCIPAL
---------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.81%
$       222,461   BANK OF AMERICA NT & SA (CAYMAN ISLANDS)                              1.25      12/01/2008              222,461
      6,797,434   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $6,797,593)          0.28      12/01/2008            6,797,434
        480,962   BANK OF IRELAND                                                       0.30      12/01/2008              480,962
        222,461   BNP PARIBAS PARIS                                                     1.00      12/01/2008              222,461
        138,349   CHEYNE FINANCE LLC+++/-####(a)(i)                                     0.00      02/25/2008                2,283
        432,564   CITIBANK CREDIT CARD ISSUANCE TRUST++                                 1.20      12/01/2008              432,535
      7,415,383   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $7,415,568)             0.30      12/01/2008            7,415,383
        333,692   DEXIA CREDIT LOCAL DE FRANCE SA                                       1.70      12/01/2008              333,692
        444,923   FORTIS BANK (GRAND CAYMAN)                                            1.05      12/01/2008              444,923
        290,390   GRYPHON FUNDING LIMITED(a)(i)                                         0.00      08/23/2009              123,213
        469,641   MONT BLANC CAPITAL CORPORATION++                                      1.25      12/01/2008              469,608
        222,461   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MONEY MARKET SECURITIES (MATURITY VALUE $222,484)                  1.25      12/01/2008              222,461
      1,433,641   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,433,671)             0.25      12/01/2008            1,433,641
        222,461   NATIXIS                                                               1.00      12/01/2008              222,461
        247,179   SCALDIS CAPITAL LLC++                                                 1.65      12/01/2008              247,157
        411,554   SOCIETE GENERALE (CAYMAN LSLANDS)                                     0.75      12/01/2008              411,554
        494,359   VICTORIA FINANCE LLC+++/-####(a)(i)                                   2.22      04/03/2008              331,220
        308,974   VICTORIA FINANCE LLC+++/-####(a)(i)                                   1.92      05/02/2008              207,013
        308,974   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.85      08/07/2008              207,014
                                                                                                                       20,227,476
                                                                                                                 ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $26,117,569)                                                             25,022,756
                                                                                                                 ----------------

                   92 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

STABLE INCOME PORTFOLIO

SHARES            SECURITY NAME                                                                                        VALUE
---------------   ------------------------------------------------------------                                   ----------------
SHORT-TERM INVESTMENTS: 17.00%
     71,439,160   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                   $     71,439,160
                                                                                                                 ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $71,439,160)                                                                        71,439,160
                                                                                                                 ----------------
TOTAL INVESTMENTS IN SECURITIES (COST $501,873,314)*                    105.62%                                  $    443,950,947
OTHER ASSETS AND LIABILITIES, NET                                        (5.62)                                       (23,613,818)
                                                                        ------                                   ----------------
TOTAL NET ASSETS                                                        100.00%                                  $    420,337,129
                                                                        ------                                   ----------------

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

@    Foreign bond principal is denominated in US dollars.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

(l)  Long-term security of an affiliate of the Fund with a cost of $7,662,650.

+++  Short-term security of an affiliate of the Fund with a cost of $71,439,160.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 93


Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
AGENCY SECURITIES: 52.61%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 17.40%
$     2,000,000   FHLMC%%                                                               5.50%     12/01/2023     $      2,028,750
     51,200,000   FHLMC%%                                                               5.50      01/01/2039           51,872,000
      4,672,269   FHLMC #1B3391+/-                                                      5.73      05/01/2037            4,745,158
         13,825   FHLMC #1B7562+/-                                                      6.03      11/01/2037               14,070
        722,643   FHLMC #1G1619+/-                                                      5.94      03/01/2037              726,911
      1,438,580   FHLMC #1G1919<<+/-                                                    5.94      05/01/2037            1,440,468
        944,204   FHLMC #1G1949+/-                                                      5.93      05/01/2037              942,323
      1,691,272   FHLMC #1G2254<<+/-                                                    6.37      10/01/2037            1,725,569
      2,128,064   FHLMC #1J1409<<+/-                                                    5.86      12/01/2036            2,173,786
      5,455,557   FHLMC #1J1581<<+/-                                                    5.92      04/01/2037            5,556,918
      5,148,046   FHLMC #1J2842<<+/-                                                    6.15      09/01/2037            5,282,875
        625,190   FHLMC #1N0166+/-                                                      6.31      06/01/2036              636,383
      2,094,378   FHLMC #1Q0251+/-                                                      6.31      04/01/2037            2,148,476
        274,558   FHLMC #A11745                                                         4.50      08/01/2033              269,940
        140,539   FHLMC #A61082                                                         4.50      08/01/2033              138,307
      3,843,125   FHLMC #A79090                                                         6.50      07/01/2034            3,987,156
      2,359,911   FHLMC #A80415<<                                                       4.50      03/01/2035            2,320,219
      2,151,959   FHLMC #A81215                                                         6.50      08/01/2038            2,216,470
      1,834,478   FHLMC #B15688                                                         5.50      07/01/2019            1,868,219
      1,704,319   FHLMC #E01279<<                                                       5.50      01/01/2018            1,741,445
      4,374,901   FHLMC #E01445                                                         4.00      09/01/2018            4,340,032
      4,341,087   FHLMC #E01497<<                                                       5.50      11/01/2018            4,430,887
      2,557,959   FHLMC #E01539                                                         5.50      12/01/2018            2,610,536
      1,462,737   FHLMC #E01655                                                         5.50      06/01/2019            1,491,284
      5,680,310   FHLMC #G02455                                                         5.50      10/01/2030            5,788,750
      1,912,076   FHLMC #G03316                                                         4.50      03/01/2036            1,877,526
      1,189,684   FHLMC #G11295                                                         5.50      09/01/2017            1,215,284
      1,867,757   FHLMC #G11594<<                                                       5.50      08/01/2019            1,905,028
         52,748   FHLMC #G11653                                                         5.50      12/01/2019               53,800
      4,786,251   FHLMC #G11658<<                                                       5.50      01/01/2020            4,874,284
     15,150,651   FHLMC #G11713                                                         5.50      06/01/2020           15,452,987
     11,366,938   FHLMC #G11728                                                         5.50      02/01/2020           11,576,008
      1,911,695   FHLMC #G11767                                                         5.50      08/01/2020            1,949,844
      3,017,768   FHLMC #G11786                                                         5.00      10/01/2014            3,102,204
      3,134,778   FHLMC #G11850<<                                                       5.50      07/01/2020            3,192,435
      3,925,568   FHLMC #G11940                                                         5.50      05/01/2020            3,997,770
      3,002,679   FHLMC #G11944                                                         5.50      07/01/2020            3,057,907
      3,696,988   FHLMC #G11983                                                         5.50      01/01/2020            3,764,987
      1,265,247   FHLMC #G12258<<                                                       6.00      08/01/2016            1,290,434
      3,213,371   FHLMC #G12277                                                         6.00      08/01/2021            3,277,566
      2,497,771   FHLMC #G12474                                                         5.50      01/01/2017            2,554,640
      3,484,939   FHLMC #G12827                                                         5.50      02/01/2021            3,559,928
      2,666,617   FHLMC #G12888<<                                                       5.50      07/01/2018            2,723,997
      1,307,065   FHLMC #G13169<<                                                       5.50      06/01/2020            1,336,824
     12,899,628   FHLMC #G13299                                                         6.00      07/01/2023           13,157,332
      3,147,220   FHLMC #G13330                                                         6.00      10/01/2019            3,209,871
      4,360,000   FHLMC #G13333                                                         6.00      11/01/2022            4,447,041
      3,655,264   FHLMC #G13367                                                         5.50      12/01/2038            3,719,802
      1,854,472   FHLMC #G18003                                                         5.50      07/01/2019            1,888,581
      3,549,270   FHLMC #G30391                                                         4.50      04/01/2028            3,510,648
     23,523,233   FHLMC #H09079                                                         5.50      06/01/2037           23,471,514
      6,362,000   FHLMC #H09175                                                         6.50      09/01/2038            6,312,297
     11,922,088   FHLMC #H19011                                                         5.50      08/01/2037           11,922,088
      1,231,691   FHLMC #J02372<<                                                       5.50      05/01/2020            1,256,270

                   94 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$     1,142,990   FHLMC #J02373                                                         5.50%     05/01/2020     $      1,165,799
      1,655,505   FHLMC #J02376<<                                                       6.00      05/01/2020            1,688,508
      1,159,969   FHLMC #J04514                                                         5.50      03/01/2017            1,184,929
      3,057,000   FHLMC SERIES 2695 CLASS BG                                            4.50      04/15/2032            3,005,731
      2,664,000   FHLMC SERIES 2702 CLASS AD                                            4.50      08/15/2032            2,612,912
      1,231,000   FHLMC SERIES 3320 CLASS TB                                            5.50      06/15/2030            1,264,925
                                                                                                                      265,078,633
                                                                                                                 ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 30.73%
      1,000,000   FNMA<<                                                                3.38      05/19/2011            1,021,055
     11,200,000   FNMA%%                                                                5.00      01/01/2023           11,312,000
      5,400,000   FNMA%%                                                                5.50      01/01/2023            5,484,375
      3,500,000   FNMA%%                                                                6.00      01/01/2023            3,567,813
     16,500,000   FNMA%%                                                                5.50      12/01/2033           16,773,273
      6,500,000   FNMA%%                                                                5.50      01/01/2034            6,597,500
     19,100,000   FNMA%%                                                                5.50      12/01/2035           19,428,291
     40,500,000   FNMA%%                                                                6.50      01/01/2036           41,537,813
      9,000,000   FNMA%%                                                                7.00      01/01/2039            9,320,625
      2,288,563   FNMA #190129                                                          6.00      11/01/2023            2,355,364
      3,108,988   FNMA #254758                                                          4.50      06/01/2013            3,158,934
      3,285,256   FNMA #254918<<                                                        4.50      09/01/2033            3,243,347
      1,586,733   FNMA #255895<<                                                        4.50      09/01/2035            1,564,508
      8,688,205   FNMA #256687                                                          5.50      04/01/2037            8,685,393
      2,330,996   FNMA #357425                                                          4.50      09/01/2033            2,301,260
      2,155,944   FNMA #462361+/-                                                       6.34      07/01/2037            2,186,794
      5,995,429   FNMA #462404+/-                                                       6.28      09/01/2037            6,070,370
      1,197,414   FNMA #725068                                                          5.50      01/01/2019            1,226,548
        941,382   FNMA #725866                                                          4.50      09/01/2034              928,785
      2,153,593   FNMA #726874                                                          4.50      07/01/2033            2,126,121
      2,560,223   FNMA #735421                                                          7.00      01/01/2035            2,682,854
     14,738,734   FNMA #735651<<                                                        4.50      06/01/2035           14,532,293
      4,444,370   FNMA #745044                                                          4.50      08/01/2035            4,382,119
     10,400,206   FNMA #745314<<                                                        4.00      05/01/2034            9,841,394
      2,880,753   FNMA #745526<<                                                        6.00      05/01/2021            2,946,020
        950,571   FNMA #745914                                                          7.00      08/01/2028              997,664
        538,460   FNMA #745954                                                          7.00      07/01/2032              564,268
      1,803,918   FNMA #772100                                                          4.50      10/01/2033            1,780,906
      4,181,011   FNMA #819357                                                          4.50      03/01/2035            4,122,449
     12,830,710   FNMA #835760                                                          4.50      09/01/2035           12,650,994
      2,151,493   FNMA #887689                                                          5.50      06/01/2036            2,150,797
     12,200,892   FNMA #888091<<                                                        5.50      12/01/2030           12,472,416
      5,285,424   FNMA #888307+/-                                                       5.91      04/01/2037            5,383,606
      6,447,740   FNMA #888482<<                                                        4.50      05/01/2035            6,365,488
      1,732,632   FNMA #888911<<+/-                                                     6.11      11/01/2037            1,735,450
     40,236,233   FNMA #889069<<                                                        5.50      01/01/2021           41,215,195
      5,412,051   FNMA #889115                                                          5.50      12/01/2019            5,557,258
      4,834,599   FNMA #889183                                                          5.50      09/01/2021            4,952,226
     18,218,802   FNMA #889201<<                                                        4.50      07/01/2037           17,975,004
      7,241,516   FNMA #889213<<                                                        5.50      10/01/2020            7,406,390
     15,322,982   FNMA #889318<<                                                        5.50      07/01/2020           15,695,796
      3,852,538   FNMA #889453<<                                                        4.50      04/01/2028            3,813,014
      5,288,617   FNMA #889495<<                                                        6.50      03/01/2038            5,442,079
      6,487,293   FNMA #889514                                                          6.50      04/01/2038            6,679,884
      7,119,237   FNMA #889568<<                                                        5.50      03/01/2020            7,292,451
     43,102,361   FNMA #889657                                                          4.50      09/01/2037           42,552,517
      1,371,457   FNMA #889688                                                          5.50      12/01/2019            1,396,253

                   Wells Fargo Advantage Master Portfolios 95


Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$    11,600,788   FNMA #889835<<                                                        4.50%     04/01/2036     $     11,445,549
     21,644,416   FNMA #889836                                                          4.50      12/01/2033           21,388,596
      2,307,875   FNMA #905215                                                          5.50      11/01/2036            2,307,128
      1,284,079   FNMA #905629<<+/-                                                     6.12      12/01/2036            1,292,094
      5,360,388   FNMA #906216+/-                                                       5.92      01/01/2037            5,469,245
      1,541,517   FNMA #906403<<+/-                                                     6.02      01/01/2037            1,564,269
      1,988,499   FNMA #906404<<+/-                                                     5.95      01/01/2037            2,005,123
      1,316,544   FNMA #909569<<+/-                                                     5.88      02/01/2037            1,317,869
      1,606,856   FNMA #914819<<+/-                                                     5.98      04/01/2037            1,616,379
      1,098,359   FNMA #914820+/-                                                       6.00      04/01/2037            1,106,709
      2,359,469   FNMA #917894+/-                                                       5.75      05/01/2037            2,400,260
      3,221,813   FNMA #940518                                                          5.50      07/01/2037            3,220,770
      3,432,520   FNMA #944275                                                          5.50      07/01/2037            3,431,409
      1,294,284   FNMA #944357<<                                                        6.00      06/01/2022            1,323,535
      3,419,862   FNMA #944856                                                          5.50      07/01/2037            3,418,755
      3,520,936   FNMA #945032+/-                                                       5.77      08/01/2037            3,581,783
         88,361   FNMA #945657+/-                                                       6.23      09/01/2037               90,283
      2,343,856   FNMA #949593<<                                                        6.00      08/01/2022            2,396,827
      7,386,000   FNMA #995092                                                          6.50      12/01/2037            7,325,989
                                                                                                                      468,179,526
                                                                                                                 ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 4.48%
     34,500,000   GNMA%%                                                                6.00      01/01/2037           35,136,094
     15,500,000   GNMA%%                                                                5.50      01/01/2039           15,701,016
      7,926,725   GNMA #781840                                                          4.50      09/15/2034            7,831,882
      9,269,289   GNMA #782044<<                                                        6.50      12/15/2032            9,551,393
                                                                                                                       68,220,385
                                                                                                                 ----------------
TOTAL AGENCY SECURITIES (COST $782,376,506)                                                                           801,478,544
                                                                                                                 ----------------
ASSET BACKED SECURITIES: 10.74%
      3,908,000   AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST SERIES 2007-1
                     CLASS A3                                                           5.27      10/08/2009            3,852,772
      2,592,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A10
                     CLASS A+/-                                                         1.50      09/15/2015            1,858,095
      2,289,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A6
                     CLASS A6+/-                                                        4.80      07/15/2015            1,796,425
     11,091,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A11
                     CLASS A11+/-                                                       1.51      06/17/2019            6,803,734
      2,571,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A5
                     CLASS A5+/-                                                        1.48      01/15/2016            1,937,677
        867,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A7
                     CLASS A7+/-                                                        1.45      03/17/2014              738,689
      4,747,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2007-A4
                     CLASS A4+/-                                                        1.45      03/16/2015            3,607,110
      3,035,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2007-A6
                     CLASS A6+/-                                                        1.49      05/15/2013            2,727,566
     23,886,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2008-A3
                     CLASS A3                                                           5.05      02/16/2016           20,304,457
      1,703,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2008-A5
                     CLASS A5                                                           4.85      02/18/2014            1,552,959
        150,419   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2006-1 CLASS A1                                             5.96      07/25/2036              150,578
      2,337,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2006-1 CLASS A2                                             5.68      07/25/2036            2,348,461
      2,283,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2006-2 CLASS A2                                             5.56      09/25/2036            2,264,243
      1,234,788   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED
                     SERIES 2007-AHL1 CLASS A2A+/-                                      1.44      12/25/2036            1,075,939
      6,468,000   COMET SERIES 2007-A7 CLASS A7                                         5.75      07/15/2020            4,831,680
      2,536,686   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1
                     CLASS A2                                                           5.55      08/25/2021            2,171,728
      6,401,000   DAIMLER CHRYSLER MASTER OWNER TRUST SERIES 2006-A
                     Class A+/-(i)                                                      1.45      11/15/2011            5,923,240
        683,000   DISCOVER CARD MASTER TRUST I SERIES 2005-4 CLASS A2+/-                1.51      06/16/2015              493,656
      6,055,000   DISCOVER CARD MASTER TRUST I SERIES 2006-2 CLASS A3+/-                1.50      01/19/2016            4,472,268
      4,555,000   DISCOVER CARD MASTER TRUST SERIES 2007-A1 CLASS A1                    5.65      03/16/2020            3,429,534
      4,046,000   DISCOVER CARD MASTER TRUST SERIES 2007-A2 CLASS A2+/-                 3.16      06/15/2015            3,148,564
      4,274,000   DISCOVER CARD MASTER TRUST SERIES 2008-A3 CLASS A3                    5.10      10/15/2013            3,949,790
     11,958,000   DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4                    5.65      12/15/2015           10,340,333
      3,607,000   DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++(i)           5.26      04/25/2037            2,522,059
      2,790,000   FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A4A                  5.15      02/15/2012            2,626,436

                   96 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------

ASSET BACKED SECURITIES (continued)
$       267,000   FORD CREDIT AUTO OWNER TRUST SERIES 2007-B CLASS A4A                  5.24%     07/15/2012     $        241,301
      4,834,000   FORD CREDIT FLOORPLAN MASTER OWNER TRUST SERIES 2006-4
                     CLASS A+/-(i)                                                      1.67      06/15/2013            3,907,424
      1,410,134   GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++            5.34      01/15/2010            1,407,453
        902,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2007-2 CLASS A4               5.12      08/15/2013              857,293
      3,640,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1 CLASS A3A              4.25      02/15/2013            3,473,112
        187,000   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2008-1 CLASS A4             4.88      08/18/2011              167,035
      7,068,000   HUNTINGTON AUTO TRUST SERIES 2008-1 CLASS A3A++(i)                    4.81      04/16/2012            6,433,697
      7,750,000   HUNTINGTON AUTO TRUST SERIES 2008-1 CLASS A4++(i)                     5.64      02/15/2013            6,720,772
      1,303,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2008-A CLASS A4                 5.48      11/17/2014            1,103,288
        792,308   MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-             1.44      01/25/2037              731,756
        741,023   MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-            1.45      12/25/2036              676,903
        996,266   MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS
                     CLASS 2A1S+/-                                                      1.51      02/25/2047              944,189
      3,152,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2007-B CLASS A4            5.16      03/17/2014            2,944,492
         73,739   OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES 2006-1
                     CLASS AF1                                                          5.42      12/25/2036               73,739
      7,940,000   SLM STUDENT LOAN TRUST SERIES 2005-6 CLASS A5B+/-                     4.74      07/27/2026            7,463,600
      3,772,000   SLM STUDENT LOAN TRUST SERIES 2006-5 CLASS A4+/-                      3.62      04/25/2023            3,305,044
      1,522,000   SLM STUDENT LOAN TRUST SERIES 2008-4 CLASS A4+/-                      5.19      07/25/2022            1,324,140
      8,040,000   SLM STUDENT LOAN TRUST SERIES 2008-6 CLASS A4+/-                      4.64      10/25/2014            6,807,305
      8,811,000   SLM STUDENT LOAN TRUST SERIES 2008-8 CLASS A4+/-                      5.04      04/25/2023            7,648,361
      1,767,000   SWIFT MASTER AUTO RECEIVABLES TRUST SERIES 2007-1
                     CLASS A+/-(i)                                                      1.52      06/15/2012            1,499,993
      3,549,740   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3             5.41      08/12/2011            3,423,119
      1,970,022   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3             5.26      11/14/2011            1,895,076
      2,677,000   VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2008-1 CLASS A3            4.50      07/20/2012            2,507,681
      3,318,000   WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2006-A2A
                     CLASS A+++/-(i)               1.47       06/15/2015                                                2,654,400
        612,000   WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2007-A2
                     CLASS A2+++/-(i)                                                   1.45      05/15/2014              499,800
TOTAL ASSET BACKED SECURITIES (COST $186,812,742)                                                                     163,638,966
                                                                                                                 ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 25.62%
      3,739,000   AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                       5.42      04/15/2037            2,857,718
      2,554,261   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                     2000-1 CLASS A2A+/-                                                7.33      11/15/2031            2,511,481
      1,172,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                     2002-PB2 CLASS B                                                   6.31      06/11/2035            1,052,166
      1,313,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                     2003-1 CLASS A2                                                    4.65      09/11/2036            1,081,082
        393,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                     2004-2 CLASS A5                                                    4.58      11/10/2038              303,189
      3,383,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                     2008-1 CLASS A4+/-                                                 6.16      02/10/2049            2,251,885
      8,944,276   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2000-WF1 CLASS A2+/-                                        7.78      02/15/2032            8,776,189
      2,117,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2001-TOP2 CLASS A2                                          6.48      02/15/2035            1,975,715
      1,040,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2001-TOP4 CLASS A3                                          5.61      11/15/2033              940,714
      2,657,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2002-PBW1 CLASS A2+/-                                       4.72      11/11/2035            2,235,534
      4,661,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2004-ESA CLASS C++                                          4.94      05/14/2016            4,640,345
        649,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2004-PWR6 CLASS A6                                          4.83      11/11/2041              513,251
      4,142,000   CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2008-C7
                     CLASS A4+/-                                                        6.10      04/01/2038            2,759,242
      3,198,939   CITIMORTGAGE ALTERNATIVE LOAN TRUST SERIES 2006-A1
                     CLASS 1A6(i)                                                       6.00      04/25/2036            1,670,447
      2,399,000   COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A4+/-            6.98      01/17/2032            2,157,614
      5,791,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2001-J2A
                     CLASS A2++                                                         6.10      07/16/2034            5,277,909
      2,376,918   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C6
                     CLASS 2A1+/-                                                       1.47      07/25/2036            2,122,246
      1,960,578   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2001-CF2 CLASS A4                                           6.51      02/15/2034            1,845,854
      1,125,374   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2001-CK1 CLASS A3                                           6.38      12/18/2035            1,060,037
      3,284,468   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2001-CKN5 CLASS A4                                          5.44      09/15/2034            2,969,161
        907,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2002-CKN2 CLASS A3                                          6.13      04/15/2037              810,714
        943,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2002-CP5 CLASS A2                                           4.94      12/15/2035              787,006
      2,602,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2003-C4 CLASS A4+/-                                         5.14      08/15/2036            2,127,617
      2,159,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2003-C5 CLASS A4+/-                                         4.90      12/15/2036            1,722,105
      1,249,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2003-CK2 CLASS A4                                           4.80      03/15/2036            1,024,735
        831,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2003-CPN1 CLASS A2                                          4.60      03/15/2035              674,015
      3,560,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                     2001-CK3 CLASS A4                                                  6.53      06/15/2034            3,322,978

                   Wells Fargo Advantage Master Portfolios 97


Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     2,556,659   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2
                     CLASS A1B+/-                                                       7.30%     06/10/2032     $      2,529,162
      2,771,290   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG3
                     CLASS A1B                                                          7.34      10/10/2032            2,723,514
      2,387,921   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CKP1
                     CLASS A1B                                                          7.18      11/10/2033            2,300,441
      7,206,879   FHLB SERIES I7-2014 CLASS 1                                           5.34      03/20/2014            7,532,314
     14,144,856   FHLB SERIES VN-2015 CLASS A                                           5.46      11/27/2015           14,419,465
      4,798,000   FHLMC SERIES 2542 CLASS ES<<                                          5.00      12/15/2017            4,811,739
      3,954,000   FHLMC SERIES 2558 CLASS BD<<                                          5.00      01/15/2018            3,966,610
      2,534,415   FHLMC SERIES 2564 CLASS BQ                                            5.50      10/15/2017            2,635,817
      7,216,000   FHLMC SERIES 2590 CLASS BY                                            5.00      03/15/2018            7,234,139
      2,815,000   FHLMC SERIES 2590 CLASS NU                                            5.00      06/15/2017            2,863,928
      2,565,000   FHLMC SERIES 2623 CLASS AJ                                            4.50      07/15/2016            2,574,423
        347,000   FHLMC SERIES 2694 CLASS QG                                            4.50      01/15/2029              350,839
      1,217,532   FHLMC SERIES 2727 CLASS PW                                            3.57      06/15/2029            1,207,466
        735,734   FHLMC SERIES 2780 CLASS TB                                            3.00      12/15/2024              733,991
      2,808,000   FHLMC SERIES 2790 CLASS TN                                            4.00      05/15/2024            2,592,093
      2,932,000   FHLMC SERIES 2843 CLASS BC                                            5.00      08/15/2019            2,931,155
        247,433   FHLMC SERIES 3000 CLASS PA                                            3.90      01/15/2023              245,388
         25,000   FHLMC SERIES 3008 CLASS JM                                            4.50      07/15/2025               23,360
      3,509,876   FHLMC SERIES 3017 CLASS TA<<                                          4.50      08/15/2035            3,540,714
      1,748,500   FHLMC SERIES 3104 CLASS QC                                            5.00      09/15/2031            1,750,075
      2,780,196   FHLMC SERIES 3253 CLASS A                                             5.00      08/15/2020            2,797,044
      1,900,000   FHLMC SERIES 3268 CLASS HC                                            5.00      12/15/2032            1,844,152
      2,687,000   FHLMC SERIES 3289 CLASS PB                                            5.00      11/15/2029            2,680,929
      2,053,000   FHLMC SERIES 3298 CLASS VB                                            5.00      11/15/2025            1,966,231
      1,985,833   FHLMC SERIES 3313 CLASS GA                                            5.00      06/15/2033            1,997,393
      6,643,386   FHLMC SERIES 3316 CLASS HA<<                                          5.00      07/15/2035            6,594,699
      1,685,000   FHLMC SERIES 3317 CLASS PG                                            5.00      04/15/2036            1,629,913
      4,465,643   FHLMC SERIES 3325 CLASS JL                                            5.50      06/15/2037            4,625,868
      2,607,000   FHLMC SERIES 3372 CLASS BD                                            4.50      10/15/2022            2,447,994
      1,090,000   FHLMC SERIES 3460 CLASS PB                                            5.00      06/15/2031            1,105,469
      4,881,000   FHLMC SERIES 3460 CLASS PC<<                                          5.00      08/15/2034            4,857,411
      1,702,248   FHLMC SERIES 3465 CLASS HA                                            4.00      07/15/2017            1,683,058
      1,767,438   FIRST HORIZON ALTERNATIVE MORTGAGE SECURITY SERIES 2006-FA6
                     CLASS 2A10(i)                                                      6.00      11/25/2036            1,593,233
      3,120,808   FIRST HORIZON ALTERNATIVE MORTGAGE SECURITY SERIES 2006-RE1
                     CLASS A1(i)                                                        5.50      05/25/2035            1,612,094
      2,274,819   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                     CLASS A2                                                           7.39      12/15/2031            2,227,377
      1,629,768   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2000-C2
                     CLASS A2                                                           7.20      10/15/2032            1,564,300
      1,574,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
                     CLASS B                                                            6.42      12/12/2033            1,427,631
     43,862,146   FNMA SERIES 2001-81 CLASS HE                                          6.50      01/25/2032           46,011,383
        438,627   FNMA SERIES 2003-108 CLASS BE                                         4.00      11/25/2018              421,472
         63,278   FNMA SERIES 2003-113 CLASS PN                                         3.50      02/25/2013               63,176
      1,056,793   FNMA SERIES 2003-15 CLASS CH                                          4.00      02/25/2017            1,054,438
      1,254,984   FNMA SERIES 2003-16 CLASS PN                                          4.50      10/25/2015            1,258,697
      2,952,000   FNMA SERIES 2003-3 CLASS HJ                                           5.00      02/25/2018            2,955,129
        693,143   FNMA SERIES 2004-34 CLASS PI                                          3.50      05/25/2014              692,949
      1,797,098   FNMA SERIES 2004-60 CLASS PA                                          5.50      04/25/2034            1,821,514
      1,628,590   FNMA SERIES 2005-58 CLASS MA                                          5.50      07/25/2035            1,701,476
      3,147,000   FNMA SERIES 2007-113 CLASS DB<<                                       4.50      12/25/2022            2,936,736
        847,000   FNMA SERIES 2007-26 CLASS BA                                          5.50      05/25/2029              853,159
      6,486,435   FNMA SERIES 2007-30 CLASS MA                                          4.25      02/25/2037            6,414,332
      6,508,751   FNMA SERIES 2007-39 CLASS NA                                          4.25      01/25/2037            6,447,636
          3,177   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                     CLASS A3                                                           6.03      08/11/2033                3,065
      1,562,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-1A
                     CLASS A3                                                           6.27      12/10/2035            1,378,957
      4,214,730   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED+/-                   7.72      03/15/2033            4,132,032
      3,071,051   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                     2000-C2 CLASS A2+/-                                                7.46      08/16/2033            2,976,148
      7,256,845   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                     2000-C3 CLASS A2                                                   6.96      09/15/2035            6,907,842

                   98 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$    20,041,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                     2001-C2 CLASS A2                                                   6.70%     04/15/2034     $     18,733,261
      3,712,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                     2002-C3 CLASS A2                                                   4.93      07/10/2039            3,117,941
      1,228,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                     2003-C2 CLASS A2+/-                                                5.48      05/10/2040            1,012,352
      1,528,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                     2003-C3 CLASS A4                                                   5.02      04/10/2040            1,223,313
        136,518   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                     2004-C1 CLASS A1                                                   3.12      03/10/2038              135,573
        158,163   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                     2004-C2 CLASS A1                                                   3.90      08/10/2038              155,877
      1,195,889   GNMA SERIES 2006-3 CLASS A                                            4.21      01/16/2028            1,176,744
      1,693,000   GNMA SERIES 2006-37 CLASS JG                                          5.00      07/20/2036            1,648,427
      5,248,000   GS MORTGAGE SECURITIES CORPORATION II SERIES 2001-GL3A
                     CLASS A2+++/-                                                      6.45      08/05/2018            4,841,152
      8,374,468   GSR MORTGAGE LOAN TRUST SERIES 2006-8F CLASS 3A5(i)                   6.25      09/25/2036            8,271,195
        594,000   HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1
                     CLASS C+/-                                                         6.96      05/15/2031              589,171
      1,014,269   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2000-C10 CLASS A2+/-                                        7.37      08/15/2032              990,782
      5,636,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2001-CIB3 CLASS A3                                          6.47      11/15/2035            5,158,844
      1,152,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2002-CIB5 CLASS A2                                          5.16      10/12/2037              975,524
     12,176,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2003-CB7 CLASS A4+/-                                        4.88      01/12/2038            9,363,310
         64,907   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2004-C3 CLASS A1                                            3.77      01/15/2042               63,256
        513,222   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2005-LDP2 CLASS A1                                          4.33      07/15/2042              500,725
        443,312   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2005-LDP3 CLASS A1                                          4.66      08/15/2042              420,783
      1,995,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2006-CB15 CLASS ASB+/-                                      5.79      06/12/2043            1,524,343
        910,911   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2000-C4
                     CLASS A2                                                           7.37      08/15/2026              885,050
        397,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 1999-C2
                     CLASS B                                                            7.43      10/15/2032              388,520
      3,040,081   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2000-C5
                     CLASS A2                                                           6.51      12/15/2026            2,879,578
      1,368,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2001-C2
                     CLASS A2                                                           6.65      11/15/2027            1,283,456
      4,857,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
                     CLASS A4                                                           5.59      06/15/2031            4,246,583
         24,015   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C5
                     CLASS A2                                                           3.48      07/15/2027               23,722
      2,590,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2004-KEY2 CLASS A4+/-             4.86      08/12/2039            1,968,583
        416,699   MORGAN STANLEY CAPITAL I SERIES 2002-IQ2 CLASS A3                     5.52      12/15/2035              412,550
      4,079,000   MORGAN STANLEY CAPITAL I SERIES 2003-IQ5 CLASS A4                     5.01      04/15/2038            3,420,575
      2,332,000   MORGAN STANLEY CAPITAL I SERIES 2004-HQ3 CLASS A4                     4.80      01/13/2041            1,830,976
      3,736,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB                    5.04      01/14/2042            3,103,487
      3,526,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ7 CLASS AAB+/-                 5.18      11/14/2042            2,863,315
      2,738,135   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP1
                     CLASS A4                                                           6.66      02/15/2033            2,591,263
      3,312,900   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP3
                     CLASS A4                                                           6.39      07/15/2033            3,063,022
      6,199,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP5
                     CLASS A4                                                           6.39      10/15/2035            5,662,894
      3,800,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HQ2
                     CLASS A2                                                           4.92      03/12/2035            3,130,426
      2,818,000   NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6 CLASS A1C          6.69      03/15/2030            2,631,014
      1,728,355   SALOMON BROTHERS MORTGAGE SECURITIES SERIES 2000-C3 CLASS A2          6.59      12/18/2033            1,643,201
      2,170,821   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2
                     CLASS A2                                                           4.47      03/18/2036            1,919,694
        100,225   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2
                     CLASS A+/-                                                         1.92      02/25/2028               91,126
      5,436,726   US BANK NA SERIES 2007-1 CLASS A                                      5.92      05/25/2012            5,830,835
      2,686,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1
                     CLASS A4(l)                                                        6.29      04/15/2034            2,374,589
      8,334,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
                     CLASS A4(l)                                                        4.98      11/15/2034            6,866,028
      1,926,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C5
                     CLASS A2(l)                                                        3.99      06/15/2035            1,518,176
      4,815,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6
                     CLASS A3+/-(l)                                                     4.96      08/15/2035            4,311,504
        455,535   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7
                     CLASS A1++(l)                                                      4.24      10/15/2035              416,053
      1,678,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
                     CLASS A3(l)                                                        4.45      11/15/2035            1,530,199
        533,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10
                     CLASS A4(l)                                                        4.75      02/15/2041              404,350
      1,546,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11
                     CLASS A4(l)                                                        5.03      01/15/2041            1,276,552

                   Wells Fargo Advantage Master Portfolios 99


Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     3,031,000   Wachovia Bank Commercial Mortgage Trust Series 2006-C26
                     Class A3+/-(l)                                                     6.01%      06/15/2045    $      1,944,292
      1,886,000   Wachovia Bank Commercial Mortgage Trust Series 2006-C26
                     Class APB(l)                                                       6.00       06/15/2045           1,415,045
      1,631,800   Washington Mutual Mortgage Pass-Through Certificates Series
                     2006-AR12 Class 1A1+/-(i)                                          6.07       10/25/2036           1,352,347
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $416,768,732)                                                         390,304,097
                                                                                                                 ----------------
CORPORATE BONDS & NOTES: 15.14%
APPAREL & ACCESSORY STORES: 0.07%
      1,570,000   Nordstrom Incorporated                                                7.00       01/15/2038             997,526
                                                                                                                 ----------------
BUSINESS SERVICES: 0.18%
      2,995,000   Oracle Corporation                                                    5.75       04/15/2018           2,807,040
                                                                                                                 ----------------
CHEMICALS & ALLIED PRODUCTS: 0.16%
      2,800,000   Schering-Plough Corporation                                           6.55       09/15/2037           2,471,770
                                                                                                                 ----------------
COMMUNICATIONS: 1.86%
      1,229,000   AT&T Incorporated                                                     6.40       05/15/2038           1,007,174
     10,218,000   Comcast Cable Communications Holdings Incorporated                    8.38       03/15/2013          10,206,086
      3,805,000   Qwest Corporation                                                     7.50       10/01/2014           2,929,850
      2,120,000   SBC Communications                                                    5.10       09/15/2014           1,901,602
      1,135,000   Time Warner Entertainment Company LP                                  8.38       07/15/2033             975,885
        950,000   Verizon Communications Incorporated                                   8.75       11/01/2018             950,243
        925,000   Verizon Communications Incorporated                                   8.95       03/01/2039             949,036
      4,690,000   Verizon Wireless++                                                    7.38       11/15/2013           4,646,467
      4,690,000   Verizon Wireless++                                                    8.50       11/15/2018           4,732,149
                                                                                                                       28,298,492
                                                                                                                 ----------------
DEPOSITORY INSTITUTIONS: 1.90%
      3,850,000   American Express Bank FSB Series BKNT                                 5.50       04/16/2013           3,412,490
      1,125,000   Bank of America Corporation                                           5.38       06/15/2014           1,068,577
      2,640,000   Bank of America Corporation                                           5.65       05/01/2018           2,447,056
      2,455,000   Citigroup Incorporated                                                3.63       02/09/2009           2,431,152
     10,555,000   Citigroup Incorporated                                                6.50       08/19/2013          10,052,519
      3,370,000   Citigroup Incorporated<<                                              6.13       05/15/2018           3,080,129
      2,890,000   Citigroup Incorporated+/-                                             8.40       04/29/2049           1,706,401
      2,640,000   JPMorgan Chase & Company                                              6.40       05/15/2038           2,588,480
      2,380,000   PNC Funding Corporation                                               5.25       11/15/2015           2,187,820
                                                                                                                       28,974,624
                                                                                                                 ----------------
EATING & DRINKING PLACES: 0.10%
      2,175,000   Yum! Brands Incorporated                                              6.88       11/15/2037           1,520,414
                                                                                                                 ----------------
ELECTRIC UTILITIES: 0.09%
      1,320,000   Progress Energy Incorporated                                          6.85       04/15/2012           1,308,103
                                                                                                                 ----------------
ELECTRIC, GAS & SANITARY SERVICES: 1.98%
      1,900,000   Allegheny Energy Supply++                                             8.25       04/15/2012           1,786,000
      1,510,000   CMS Energy Corporation                                                6.55       07/17/2017           1,175,053
      1,480,000   Commonwealth Edison Company                                           6.15       09/15/2017           1,291,263
      4,791,000   DPL Incorporated                                                      6.88       09/01/2011           4,670,904
      2,195,000   Florida Power Corporation                                             6.40       06/15/2038           2,109,863
      4,035,000   Nevada Power Company Series A                                         8.25       06/01/2011           4,047,226
      2,335,000   PacifiCorp                                                            6.25       10/15/2037           2,158,677
      1,750,000   Spectra Energy Capital LLC                                            7.50       09/15/2038           1,335,185

                  100 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$     7,934,000   Taqa Abu Dhabi National Energy Company++                              5.62%      10/25/2012    $      6,914,759
      1,675,000   Virginia Electric & Power Company                                     8.88       11/15/2038           1,819,666
                                                                                                                       30,106,256
                                                                                                                 ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.06%
      1,050,000   Duke Energy Carolinas LLC                                             6.00       01/15/2038             962,177
                                                                                                                 ----------------
FOOD & KINDRED PRODUCTS: 0.34%
      5,330,000   Kraft Foods Incorporated                                              6.13       02/01/2018           4,912,922
        335,000   Kraft Foods Incorporated                                              6.13       08/23/2018             307,588
                                                                                                                        5,220,510
                                                                                                                 ----------------
HEALTH SERVICES: 0.12%
      3,580,000   Coventry Health Care Incorporated                                     5.95       03/15/2017           1,868,445
                                                                                                                 ----------------
HOLDING & OTHER INVESTMENT OFFICES: 0.49%
      6,880,000   Allied Capital Corporation(i)                                         6.63       07/15/2011           5,211,703
      2,640,000   Goldman Sachs Group Incorporated                                      5.15       01/15/2014           2,253,388
                                                                                                                        7,465,091
                                                                                                                 ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.16%
      2,290,000   International Business Machines Corporation                           7.63       10/15/2018           2,461,407
                                                                                                                 ----------------
INSURANCE CARRIERS: 0.32%
      1,285,000   ACE INA Holdings Incorporated                                         5.70       02/15/2017           1,081,939
        600,000   ACE INA Holdings Incorporated                                         6.70       05/15/2036             466,727
      2,475,000   Liberty Mutual Group++(i)                                             7.50       08/15/2036           1,583,010
      2,170,000   UnitedHealth Group Incorporated                                       6.88       02/15/2038           1,678,491
                                                                                                                        4,810,167
                                                                                                                 ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.82%
      1,000,000   American Express                                                      8.15       03/19/2038             928,014
      3,940,000   Credit Suisse New York                                                6.00       02/15/2018           3,331,629
      3,320,000   General Electric Capital Corporation Series MTNA                      3.75       12/15/2009           3,283,892
      2,650,000   JPMorgan Chase Bank National Series BKNT                              6.00       10/01/2017           2,459,253
      3,450,000   JPMorgan Chase Capital XXV                                            6.80       10/01/2037           2,535,605
                                                                                                                       12,538,393
                                                                                                                 ----------------
OFFICE EQUIPMENT: 0.24%
      1,810,000   Xerox Corporation                                                     5.50        05/15/2012          1,446,033
      3,145,000   Xerox Corporation                                                     6.35        05/15/2018          2,255,490
                                                                                                                        3,701,523
                                                                                                                 ----------------
OIL & GAS EXTRACTION: 1.10%
      4,666,000   Devon Financing Corporation                                           6.88       09/30/2011           4,682,756
        885,000   El Paso Natural Gas Company                                           5.95       04/15/2017             678,029
      2,200,000   Southern Natural Gas Company++                                        5.90       04/01/2017           1,683,000
      1,335,000   Weatherford International Incorporated                                5.95       06/15/2012           1,229,982
      1,655,000   Weatherford International Incorporated                                6.35       06/15/2017           1,429,410
      4,760,000   XTO Energy Incorporated                                               5.75       12/15/2013           4,474,262
      2,710,000   XTO Energy Incorporated                                               6.50       12/15/2018           2,501,514
                                                                                                                       16,678,953
                                                                                                                 ----------------

                   Wells Fargo Advantage Master Portfolios 101


Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
PHARMACEUTICALS: 0.59%
$     2,335,000   GlaxoSmithKline Capital Incorporated                                  6.38%      05/15/2038    $      2,209,316
      6,604,000   Wyeth                                                                 6.95       03/15/2011           6,830,550
                                                                                                                        9,039,866
                                                                                                                 ----------------
PIPELINES: 0.53%
      7,450,000   Kinder Morgan Incorporated                                            6.50       09/01/2012           5,960,000
      2,744,000   Plains All American Pipeline LP                                       6.50       05/01/2018           2,109,609
                                                                                                                        8,069,609
                                                                                                                 ----------------
PRIMARY METAL INDUSTRIES: 0.16%
      1,955,000   Alcoa Incorporated                                                    6.00       07/15/2013           1,677,584
        920,000   Corning Incorporated(i)                                               7.25       08/15/2036             683,757
                                                                                                                        2,361,341
                                                                                                                 ----------------
RAILROAD TRANSPORTATION: 0.11%
      1,785,000   Burlington Northern Santa Fe Corporation                              5.75       03/15/2018           1,627,501
                                                                                                                 ----------------
REAL ESTATE: 0.30%
      6,710,000   WEA Finance LLC++                                                     7.13       04/15/2018           4,584,903
                                                                                                                 ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.14%
      3,640,000   Health Care Properties Investors Incorporated                         5.65       12/15/2013           2,174,703
                                                                                                                 ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.13%
      4,852,000   Goldman Sachs Capital II+/-                                           5.79       12/29/2049           1,822,047
      2,235,000   Goldman Sachs Group Incorporated                                      5.13       01/15/2015           1,827,197
      5,650,000   Goldman Sachs Group Incorporated                                      6.75       10/01/2037           3,622,108
      4,642,000   Lazard Group LLC                                                      7.13       05/15/2015           2,882,803
      3,410,000   Lazard Group LLC                                                      6.85       06/15/2017           2,026,768
      6,560,000   Merrill Lynch & Company Incorporated Series MTN                       6.88       04/25/2018           6,177,145
      2,180,000   Morgan Stanley                                                        5.30       03/01/2013           1,862,575
      2,665,000   Morgan Stanley Series MTN                                             6.25       08/28/2017           2,179,946
      3,385,000   Morgan Stanley Series MTN                                             5.95       12/28/2017           2,723,679
      8,755,000   Morgan Stanley Series MTN                                             6.63       04/01/2018           7,261,099
                                                                                                                       32,385,367
                                                                                                                 ----------------
TOBACCO PRODUCTS: 0.56%
      5,120,000   Altria Group Incorporated                                             9.70       11/10/2018           5,181,015
      3,425,000   Altria Group Incorporated                                             9.95       11/10/2038           3,392,267
                                                                                                                        8,573,282
                                                                                                                 ----------------
TRANSPORTATION EQUIPMENT: 0.63%
      5,545,000   Daimler NA Holding Corporation                                        6.50       11/15/2013           4,165,459
        865,000   Daimler NA Holding Corporation                                        8.50       01/18/2031             642,038
      5,015,000   Daimler NA Holding Corporation Series MTN+/-                          3.17       03/13/2009           4,782,334
                                                                                                                        9,589,831
                                                                                                                 ----------------

TOTAL CORPORATE BONDS & NOTES (COST $265,519,655)                                                                     230,597,294
                                                                                                                 ----------------

FOREIGN CORPORATE BONDS: 3.54%
      2,175,000   AstraZeneca plc                                                       5.40       09/15/2012           2,250,503
      2,285,000   British Sky Broadcasting Group plc++                                  9.50       11/15/2018           2,297,293
      2,525,000   British Telecom plc                                                   9.13       12/15/2030           2,371,392
      2,910,000   Credit Suisse New York                                                5.00       05/15/2013           2,743,822
      1,485,000   Diageo Capital plc                                                    5.20       01/30/2013           1,422,857

                   102 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
FOREIGN CORPORATE BONDS (continued)
$       885,000   Diageo Capital plc                                                    5.75%      10/23/2017    $        799,793
      3,405,000   Export-Import Bank of Korea Eibkor                                    5.50       10/17/2012           3,011,757
      2,550,000   France Telecom SA                                                     7.75       03/01/2011           2,593,840
      1,940,000   HSBC Holdings plc                                                     6.80       06/01/2038           1,623,066
        930,000   Husky Energy Incorporated                                             6.80       09/15/2037             680,076
      1,211,000   Husky Oil Company                                                     7.55       11/15/2016           1,112,446
      1,490,000   Hutchison Whampoa International Limited++                             7.45       11/24/2033           1,215,274
      1,845,000   Petro Canada                                                          6.80       05/15/2038           1,312,098
      4,725,000   Petrobras International Finance Company                               5.88       03/01/2018           4,089,823
      2,395,000   Ras Laffan Liquefied Natural Gas Company Limited III++                6.33       09/30/2027           1,721,478
      4,760,000   Rio Tinto Finance USA Limited                                         5.88       07/15/2013           3,699,924
      2,655,000   Rio Tinto Finance USA Limited                                         6.50       07/15/2018           1,824,657
      1,220,000   Rogers Cable Incorporated                                             5.50       03/15/2014           1,106,890
      5,592,000   Rogers Wireless Incorporated                                          6.38       03/01/2014           5,008,972
      1,155,000   Telefonica Emisiones SAU                                              5.86       02/04/2013           1,062,638
      4,555,000   Telefonica Emisiones SAU                                              5.98       06/20/2011           4,356,712
      1,755,000   Thomson Reuters Corporation                                           5.95       07/15/2013           1,666,525
      1,380,000   Transcanada Pipelines Limited                                         7.25       08/15/2038           1,188,295
      2,292,000   Transocean Incorporated                                               6.00       03/15/2018           2,029,078
        910,000   Weatherford International Limited                                     7.00       03/15/2038             700,481
      2,720,000   Westfield Group++                                                     5.40       10/01/2012           2,128,305
TOTAL FOREIGN CORPORATE BONDS@ (COST $62,429,672)                                                                      54,017,995
                                                                                                                 ----------------
FOREIGN GOVERNMENT BONDS: 0.06%
        915,000   United Mexican States Series MTNA                                     5.88       01/15/2014             869,250
TOTAL FOREIGN GOVERNMENT BONDS@ (COST $914,113)                                                                           869,250
                                                                                                                 ----------------
US TREASURY SECURITIES: 5.70%
US TREASURY BONDS: 4.55%
      1,434,000   US Treasury Bond<<                                                    8.88       02/15/2019           2,091,736
      2,950,000   US Treasury Bond<<                                                    7.13       02/15/2023           4,023,523
     13,945,000   US Treasury Bond<<                                                    6.25       05/15/2030          19,058,896
     21,309,000   US Treasury Bond<<                                                    5.38       02/15/2031          26,491,413
      1,194,300   US Treasury Bond<<                                                    4.75       02/15/2037           1,450,328
        786,100   US Treasury Bond<<                                                    5.00       05/15/2037             990,609
     13,093,000   US Treasury Bond<<                                                    4.38       02/15/2038          15,168,450
                                                                                                                       69,274,955
                                                                                                                 ----------------
US TREASURY NOTES: 1.15%
         20,000   US Treasury Note                                                      4.63       10/31/2011              21,980
      1,400,000   US Treasury Note<<                                                    3.13       09/30/2013           1,481,703
      1,212,000   US Treasury Note<<                                                    4.75       08/15/2017           1,378,555
      2,949,000   US Treasury Note<<                                                    3.50       02/15/2018           3,083,778
      3,203,000   US Treasury Note<<                                                    4.00       08/15/2018           3,491,770
      2,617,000   US Treasury Note<<                                                    3.75       11/15/2018           2,793,239
     10,967,000   US Treasury Note<<##                                                  3.89       11/15/2027           5,280,616
                                                                                                                       17,531,641
                                                                                                                 ----------------
TOTAL US TREASURY SECURITIES (COST $79,373,059)                                                                        86,806,596
                                                                                                                 ----------------

                  Wells Fargo Advantage Master Portfolios 103


Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

SHARES            SECURITY NAME                                                                                        VALUE
---------------   ------------------------------------------------------------                                   ----------------
COLLATERAL FOR SECURITIES LENDING: 18.88%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.62%
     13,782,138   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                      $     13,782,138
     13,782,138   DAILY ASSETS FUND INSTITUTIONAL                                                                      13,782,138
     13,782,138   DREYFUS CASH MANAGEMENT FUND                                                                         13,782,138
     13,782,138   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      13,782,138
                                                                                                                       55,128,552
                                                                                                                 ----------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
---------------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 15.26%
$     2,557,510   BANK OF AMERICA NT & SA (CAYMAN ISLANDS)                              1.25%     12/01/2008            2,557,510
     78,146,142   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $78,147,965)         0.28      12/01/2008           78,146,142
      5,529,337   BANK OF IRELAND                                                       0.30      12/01/2008            5,529,337
      2,557,510   BNP PARIBAS PARIS                                                     1.00      12/01/2008            2,557,510
      1,590,520   CHEYNE FINANCE LLC+++/-####(a)(i)                                     0.00      02/25/2008               26,244
      4,972,936   CITIBANK CREDIT CARD ISSUANCE TRUST++                                 1.20      12/01/2008            4,972,605
     85,250,337   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $85,252,468)               0.30      12/01/2008           85,250,337
      3,836,265   DEXIA CREDIT LOCAL DE FRANCE SA                                       1.70      12/01/2008            3,836,265
      5,115,020   FORTIS BANK (GRAND CAYMAN)                                            1.05      12/01/2008            5,115,020
      3,338,447   GRYPHON FUNDING LIMITED(a)(i)                                         0.00      08/23/2009            1,416,503
      5,399,188   MONT BLANC CAPITAL CORPORATION++                                      1.25      12/01/2008            5,398,813
      2,557,510   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MONEY MARKET SECURITIES (MATURITY VALUE $2,557,776)                1.25      12/01/2008            2,557,510
     16,481,732   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $16,482,075)            0.25      12/01/2008           16,481,732
      2,557,510   NATIXIS                                                               1.00      12/01/2008            2,557,510
      2,841,678   SCALDIS CAPITAL LLC++                                                 1.65      12/01/2008            2,841,417
      4,731,394   SOCIETE GENERALE (CAYMAN LSLANDS)                                     0.75      12/01/2008            4,731,394
      3,552,097   VICTORIA FINANCE LLC+++/-####(a)(i)                                   1.92      05/02/2008            2,379,905
      3,552,097   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.85      08/07/2008            2,379,905
      5,683,356   VICTORIA FUNDING LLC+++/-####(a)(i)                                   2.22      04/03/2008            3,807,848
                                                                                                                      232,543,507
                                                                                                                 ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $295,113,697)                                                           287,672,059
                                                                                                                 ----------------

SHARES
---------------
SHORT-TERM INVESTMENTS: 4.09%
     62,358,287   WELLS FARGO ADVANTAGE CASH INVESTMENT FUND~++                                                        62,358,287
                                                                                                                 ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $62,358,287)                                                                        62,358,287
                                                                                                                 ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,151,666,463)*                                                  136.38%                                  $  2,077,743,088
OTHER ASSETS AND LIABILITIES, NET                                       (36.38)                                      (554,250,067)
                                                                        ------                                   ----------------
TOTAL NET ASSETS                                                        100.00%                                  $  1,523,493,021
                                                                        ------                                   ----------------

                   104 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
SCHEDULE OF SECURITIES SOLD SHORT: (2.64%)
FEDERAL HOME LOAN MORTGAGE CORPORATION: (0.27%)
$    (2,000,000)  FHLMC%%                                                               5.50%     01/01/2009     $     (2,026,250)
     (2,000,000)  FHLMC%%                                                               5.50      12/01/2009           (2,028,750)
                                                                                                                       (4,055,000)
                                                                                                                 ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: (2.38%)
    (19,100,000)  FNMA%%                                                                5.50      12/01/2009          (19,428,291)
    (16,500,000)  FNMA%%                                                                5.50      12/01/2009          (16,773,273)
                                                                                                                      (36,201,564)
                                                                                                                 ----------------
TOTAL SHORT SALES (PREMIUM RECEIVED $(39,600,438))                                                                    (40,256,564)
                                                                                                                 ----------------

---------
<<   All or a portion of this security is on loan. (See Note 2)

%%   Securities issued on a when-issued (TBA) basis. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

@    Foreign bond principal is denominated in US dollars.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

(l)  Long-term security of an affiliate of the Fund with a cost of $26,372,066.

++   Short-term security of an affiliate of the Fund with a cost of $62,358,287.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                   106 Wells Fargo Advantage Master Portfolios


             Statements of Assets and Liabilities--November 30, 2008 (Unaudited)

                                                                       Inflation-       Managed                         Total
                                                                        Protected        Fixed         Stable          Return
                                                                          Bond          Income         Income           Bond
                                                                        Portfolio      Portfolio      Portfolio      Portfolio
                                                                      ------------   ------------   ------------   --------------
ASSETS
   Investments
      In securities, at market value (including securities on
      loan) ......................................................   $  129,447,925   $494,020,359   $342,107,630   $1,705,655,954
      Collateral received for securities loaned (Note 2) .........       61,663,712     48,414,332     25,022,756      287,672,059
      In affiliates ..............................................        4,122,740     64,301,376     76,820,561       84,415,075
                                                                       ------------   ------------   ------------   --------------
   Total investments at market value (see cost below) ............      195,234,377    606,736,067    443,950,947    2,077,743,088
                                                                       ------------   ------------   ------------   --------------
   Cash ..........................................................                0        661,500              0          100,000
   Variation margin receivable on futures contracts ..............                0        103,359              0                0
   Receivable for investments sold ...............................                0     43,921,047        548,747      540,083,414
   Receivables for dividends and interest ........................        1,013,932      5,868,819      2,201,460       20,332,600
                                                                       ------------   ------------   ------------   --------------
   Total assets ..................................................      196,248,309    657,290,792    446,701,154    2,638,259,102
                                                                       ------------   ------------   ------------   --------------
LIABILITIES
   Securities sold short, at fair value ..........................                0              0              0       40,256,564
   Payable for investments purchased .............................                0     77,346,714              0      778,038,573
   Payable upon receipt of securities loaned (Note 2) ............       62,702,650     50,069,107     26,201,491      295,964,766
   Payable to investment advisor and affiliates (Note 3) .........            8,906        145,161        147,379          489,429
   Accrued expenses and other liabilities ........................           36,986         15,350         15,155           16,749
                                                                       ------------   ------------   ------------   --------------
Total liabilities ................................................       62,748,542    127,576,332     26,364,025    1,114,766,081
                                                                       ------------   ------------   ------------   --------------
TOTAL NET ASSETS .................................................     $133,499,767   $529,714,460   $420,337,129   $1,523,493,021
                                                                       ============   ============   ============   ==============
Investments at cost ..............................................     $211,278,142   $672,844,251   $501,873,314   $2,151,666,463
                                                                       ------------   ------------   ------------   --------------
Securities on loan, at market value (Note 2) .....................     $ 61,604,923   $ 48,788,747   $ 25,043,866   $  288,461,398
                                                                       ------------   ------------   ------------   --------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 107


Statements of Operations--For the Six Months Ended November 30, 2008 (Unaudited)

                                                                       Inflation-        Managed                          Total
                                                                        Protected         Fixed          Stable          Return
                                                                          Bond           Income          Income           Bond
                                                                        Portfolio       Portfolio       Portfolio       Portfolio
                                                                      ------------    ------------    ------------    ------------
INVESTMENT INCOME
   Interest .......................................................   $  5,505,817    $ 17,843,311    $  9,241,172    $ 44,674,200
   Income from affiliated securities ..............................         14,880         532,994         957,167       1,048,371
   Securities lending income ......................................        132,341         124,764          29,512         632,299
                                                                      ------------    ------------    ------------    ------------
Total investment income ...........................................      5,653,038      18,501,069      10,227,851      46,354,870
                                                                      ------------    ------------    ------------    ------------
EXPENSES
   Advisory fees ..................................................        315,063       1,342,105         945,042       3,157,274
   Custody fees ...................................................         15,753          68,255          47,257         169,731
   Professional fees ..............................................         15,490          19,859          16,473          19,971
   Shareholder reports ............................................          3,361           2,133           1,889           4,114
   Trustees' fees .................................................          4,323           4,323           4,323           4,323
   Other fees and expenses ........................................          1,062           2,515           1,428           7,097
                                                                      ------------    ------------    ------------    ------------
Total expenses ....................................................        355,052       1,439,190       1,016,412       3,362,510
                                                                      ------------    ------------    ------------    ------------
LESS
   Waived fees and reimbursed expenses (Note 3) ...................        (73,160)       (270,501)        (40,483)         (8,067)
   Net expenses ...................................................        281,892       1,168,689         975,929       3,354,443
                                                                      ------------    ------------    ------------    ------------
Net investment income (loss) ......................................      5,371,146      17,332,380       9,251,922      43,000,427
                                                                      ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency
   translation ....................................................     (1,205,876)     (7,054,828)         (1,752)    (14,429,526)
   Collateral received for securities loaned ......................        (74,627)       (166,075)        (83,922)       (851,069)
   Futures transactions ...........................................        117,294       3,104,256               0               0
   Options, swap agreements and short sale transactions ...........              0         414,069               0               0
                                                                      ------------    ------------    ------------    ------------
Net realized gain and loss from investments .......................     (1,163,209)     (3,702,578)        (85,674)    (15,280,595)
                                                                      ------------    ------------    ------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency
   translation ....................................................    (19,180,216)    (42,116,511)    (32,877,174)    (58,052,490)
   Collateral received for securities loaned ......................       (351,647)       (468,981)       (284,496)     (2,358,728)
   Futures transactions ...........................................              0       1,148,195               0               0
   Options, swap agreements and short sale transactions ...........              0         198,700               0        (656,126)
                                                                      ------------    ------------    ------------    ------------
Net change in unrealized appreciation (depreciation) of
   investments ....................................................   (19,531,863)    (41,238,597)    (33,161,670)    (61,067,344)
                                                                      ------------    ------------    ------------    ------------
Net realized and unrealized gain (loss) on investments ............    (20,695,072)    (44,941,175)    (33,247,344)    (76,347,939)
                                                                      ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $(15,323,926)   $(27,608,795)   $(23,995,422)   $(33,347,512)
                                                                      ============    ============    ============    ============

The accompanying notes are an integral part of these financial statements.

                  108 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                               INFLATION-PROTECTED BOND PORTFOLIO
                                                                               ----------------------------------
                                                                                    For the
                                                                                Six Months Ended     For the
                                                                               November 30, 2008    Year Ended
                                                                                  (Unaudited)      May 31, 2008
                                                                               -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................      $167,675,358     $ 195,213,636
OPERATIONS
   Net investment income (loss) ............................................         5,371,146        10,089,712
   Net realized gain (loss) on investments .................................        (1,163,209)        1,935,040
   Net change in unrealized appreciation (depreciation) of investments .....       (19,531,863)        9,638,550
                                                                                  ------------     -------------
Net increase (decrease) in net assets resulting from operations ............       (15,323,926)       21,663,302
                                                                                  ------------     -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...........................................................        41,601,925        68,293,725
   Withdrawals .............................................................       (60,453,590)     (117,495,305)
                                                                                  ------------     -------------
Net increase (decrease) from transactions in investors' beneficial
   interests ...............................................................      (18,851,665)      (49,201,580)
                                                                                  ------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................       (34,175,591)      (27,538,278)
                                                                                  ============     =============
ENDING NET ASSETS ..........................................................      $133,499,767     $ 167,675,358
                                                                                  ============     =============

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 109


Statements of Changes in Net Assets

  MANAGED FIXED INCOME PORTFOLIO         STABLE INCOME PORTFOLIO            TOTAL RETURN BOND PORTFOLIO
---------------------------------   ---------------------------------   ----------------------------------
     For the                             For the                             For the
 Six Months Ended      For the       Six Months Ended      For the       Six Months Ended       For the
November 30, 2008     Year Ended    November 30, 2008     Year Ended    November 30, 2008     Year Ended
   (Unaudited)       May 31, 2008      (Unaudited)       May 31, 2008      (Unaudited)       May 31, 2008
-----------------   -------------   -----------------   -------------   -----------------   --------------
  $ 774,310,509     $ 997,987,402     $ 511,549,484     $ 600,278,127    $1,816,941,206     $1,878,845,069
     17,332,380        46,634,496         9,251,922        26,761,594        43,000,427         94,870,948
     (3,702,578)       13,119,597           (85,674)        1,293,444       (15,280,595)        27,408,655
    (41,238,597)      (16,736,169)      (33,161,670)      (22,133,282)      (61,067,344)         3,113,584
  -------------     -------------     -------------     -------------    --------------     --------------
    (27,608,795)       43,017,924       (23,995,422)        5,921,756       (33,347,512)       125,393,187
  -------------     -------------     -------------     -------------    --------------     --------------


    142,404,599       258,697,887        28,826,451       109,900,777       157,115,856        438,744,029
   (359,391,853)     (525,392,704)      (96,043,384)     (204,551,176)     (417,216,529)      (626,041,079)
  -------------     -------------     -------------     -------------    --------------     --------------
   (216,987,254)     (266,694,817)      (67,216,933)      (94,650,399)     (260,100,673)      (187,297,050)
  -------------     -------------     -------------     -------------    --------------     --------------
   (244,596,049)     (223,676,893)      (91,212,355)      (88,728,643)     (293,448,185)       (61,903,863)
  =============     =============     =============     =============    ==============     ==============
  $ 529,714,460     $ 774,310,509     $ 420,337,129     $ 511,549,484    $1,523,493,021     $1,816,941,206
  =============     =============     =============     =============    ==============     ==============

                   110 Wells Fargo Advantage Master Portfolios


                                                            Financial Highlights

                                                                   Ratio to Average Net Assets
                                                                         (Annualized)(1)
                                                            ----------------------------------------
                                                                Net
                                                            Investment                                           Portfolio
                                                              Income      Gross   Expenses     Net      Total     Turnover
                                                              (Loss)    Expenses   Waived   Expenses  Return(2)    Rate(9)
                                                            ----------  --------  --------  --------  ---------  ---------
INFLATION-PROTECTED BOND PORTFOLIO
June 1, 2008 to November 30, 2008 (Unaudited) ............     6.82%      0.45%   (0.09)%     0.36%    (10.08)%     26%
June 1, 2007 to May 31, 2008 .............................     5.78%      0.48%   (0.08)%     0.40%     12.78%      40%
June 1, 2006 to May 31, 2007 .............................     4.39%      0.49%   (0.15)%     0.34%      4.31%      37%
July 25, 2005(3) to May 31, 2006 .........................     4.29%      0.52%    0.00%      0.52%     (1.77)%     47%

MANAGED FIXED INCOME PORTFOLIO
June 1, 2008 to November 30, 2008 (Unaudited) ............     5.08%      0.42%   (0.08)%     0.34%     (4.33)%     73%
June 1, 2007 to May 31, 2008 .............................     5.23%      0.46%   (0.16)%     0.30%      4.24%      32%
June 1, 2006 to May 31, 2007 .............................     5.23%      0.45%   (0.18)%     0.27%      6.72%      30%
June 1, 2005 to May 31, 2006 .............................     5.02%      0.45%   (0.27)%     0.19%      0.12%      25%
June 1, 2004 to May 31, 2005 .............................     4.70%      0.49%   (0.14)%     0.35%      7.02%      53%
June 1, 2003 to May 31, 2004 .............................     5.10%      0.53%   (0.28)%     0.25%      1.45%      50%

STABLE INCOME PORTFOLIO
June 1, 2008 to November 30, 2008 (Unaudited) ............     3.92%      0.43%   (0.02)%     0.41%     (5.13)%      1%
June 1, 2007 to May 31, 2008 .............................     4.67%      0.47%   (0.14)%     0.33%      0.78%      22%
June 1, 2006 to May 31, 2007 .............................     4.67%      0.47%   (0.10)%     0.37%      5.30%      21%
June 1, 2005 to May 31, 2006 .............................     4.29%      0.47%   (0.03)%     0.44%      2.91%      23%
June 1, 2004 to May 31, 2005 .............................     2.06%      0.48%   (0.12)%     0.36%      2.47%      43%
June 1, 2003 to May 31, 2004 .............................     2.00%      0.52%   (0.13)%     0.39%      0.88%      92%

TOTAL RETURN BOND PORTFOLIO
June 1, 2008 to November 30, 2008 (Unaudited) ............     5.07%      0.40%    0.00%(8)   0.40%     (2.00)%    317%(7)
June 1, 2007 to May 31, 2008 .............................     5.05%      0.42%   (0.02)%     0.40%      6.72%     572%(6)
June 1, 2006 to May 31, 2007 .............................     5.02%      0.42%   (0.03)%     0.39%      6.76%     665%(5)
July 25, 2005(3) to May 31, 2006 .........................     4.44%      0.43%    0.00%      0.43%     (0.16)%    704%(4)

----------
(1.) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
     (Note 3).

(2.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3.) Commencement of operations.

(4.) Portfolio turnover ratio excluding TBAs is 431%.

(5.) Portfolio turnover ratio excluding TBAs is 335%.

(6.) Portfolio turnover ratio excluding TBAs is 316%.

(7.) Portfolio turnover ratio excluding TBAs is 123%.

(8.) Amount calculated is less than .005%.

(9.) Portfolio turnover rates presented for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 111


Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). As of November 30, 2008, the Trust has 23 separate investment portfolios. These financial statements present the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio, and Total Return Bond Portfolio (each, a "Fund" or a "Portfolio" and collectively, the "Funds" or the "Portfolios").

Interests in the Funds are sold without any sales charge solely in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

                  112 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Funds' investments in securities:

                                                                                    Total Fair Value
                                        Level 1         Level 2         Level 3     as of 11/30/2008
                                     ------------   --------------   ------------   ----------------
INFLATION PROTECTED BOND PORTFOLIO   $ 15,939,776   $  177,148,829   $  2,145,772    $  195,234,377
MANAGED FIXED INCOME PORTFOLIO         69,733,371      518,243,053     18,759,643       606,736,067
STABLE INCOME PORTFOLIO                76,234,440      338,904,456     28,812,051       443,950,947
TOTAL RETURN BOND PORTFOLIO           117,486,839    1,843,958,720    116,297,529     2,077,743,088

The following is a summary of the inputs used as of November 30, 2008 in valuing the Funds' investments in other financial instruments:*

                                                                     Total Unrealized
                                                                       Appreciation/
                                      Level 1    Level 2   Level 3    (Depreciation)
                                     ---------   -------   -------   ----------------
INFLATION PROTECTED BOND PORTFOLIO   $       0      $0       $0         $       0
MANAGED FIXED INCOME PORTFOLIO         706,289       0        0           706,289
STABLE INCOME PORTFOLIO                      0       0        0                 0
TOTAL RETURN BOND PORTFOLIO           (656,126)      0        0          (656,126)

* Other financial instruments include: futures, options, sale commitments, and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                             INFLATION       MANAGED        STABLE
                                             PROTECTED    FIXED INCOME      INCOME      TOTAL RETURN
                                             PORTFOLIO      PORTFOLIO     PORTFOLIO    BOND PORTFOLIO
                                            -----------   ------------   -----------   --------------
Balance as of 05/31/2008                    $ 6,604,921   $30,717,480    $35,588,953    $ 63,481,391
   Accrued discounts (premiums)                       0       105,469         87,237           5,855
   Realized gain (loss)                         (74,626)     (164,837)       (83,948)     (1,163,214)
   Unrealized appreciation (depreciation)      (351,648)   (5,202,109)    (2,111,276)     (3,598,086)
   Net purchases (sales)                     (4,032,875)   (6,696,360)    (4,668,915)     57,571,583
   Transfer in (out) of Level 3                       0             0              0               0
Balance as of 11/30/2008                    $ 2,145,772   $18,759,643    $28,812,051    $116,297,529

                  Wells Fargo Advantage Master Portfolios 113


Notes to Financial Statements

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of November 30, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: May 31, 2005; May 31, 2006; May 31, 2007; May 31, 2008) are
subject to examination by the Internal Revenue Service and state departments of revenue.

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

As of November 30, 2008, the Fund listed below held the following future contracts:

                                                                                         Net Unrealized
                                                              Expiration     Notional     Appreciation
PORTFOLIO                        Contracts        Type           Date         Amount     (Depreciation)
---------                        ---------   --------------   ----------   -----------   --------------
MANAGED FIXED INCOME PORTFOLIO   245 Long    U.S. Long Bond   March 2009   $30,527,383       $706,289

TBA SALE COMMITMENTS

A Fund may enter into To Be Announced ("TBA") sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at six-month period ended November 30, 2008, are listed after the Fund's Portfolio of Investments.

                   114 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

SWAP CONTRACTS

The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

At November 30, 2008 the Funds had no open swap contracts.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association
(GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans is generally invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money

                   Wells Fargo Advantage Master Portfolios 115


Notes to Financial Statements

market instruments) that have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds'custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the six-month period ended November 30, 2008, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. The value of the securities on loan, the related collateral and the liability to return the collateral at November 30, 2008, are shown on the Statements of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of November 30, 2008, the following Funds owned certain of these types of SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                  Defaulted SIVs
PORTFOLIO                        ($Market Value)   % of Net Assets
---------                        ---------------   ---------------
INFLATION-PROTECTED PORTFOLIO       $1,842,139          1.38%
MANAGED FIXED INCOME PORTFOLIO       1,446,328          0.27%
STABLE INCOME PORTFOLIO                747,530          0.18%
TOTAL RETURN PORTFOLIO               8,593,902          0.56%

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

                   116 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. As of November 30, 2008, Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                             Advisory Fees                                            Subadvisory
                                                             (% of Average                                             Fees (% of
                                           Average Daily         Daily                             Average Daily     Average Daily
PORTFOLIO                                   Net Assets        Net Assets)       Subadviser          Net Assets        Net Assets)
---------                               ------------------   -------------   ----------------   ------------------   -------------
INFLATION-PROTECTED BOND PORTFOLIO(1)   First $500 million       0.400       Wells Capital      First $100 million       0.200
                                        Next $500 million        0.375       Management         Next $200 million        0.175
                                        Next $2 billion          0.350       Incorporated       Next $200 million        0.150
                                        Next $2 billion          0.325                          Over $500 million        0.100
                                        Over $5 billion          0.300
MANAGED FIXED INCOME PORTFOLIO(1, 2)    First $500 million       0.400       Galliard Capital   First $500 million       0.100
                                        Next $500 million        0.375       Management         Next $1 billion          0.050
                                        Next $2 billion          0.350       Incorporated       Over $1.5 billion        0.030
                                        Next $2 billion          0.325
                                        Over $5 billion          0.300
STABLE INCOME PORTFOLIO(1, 2)           First $500 million       0.400       Galliard Capital   First $500 million       0.100
                                        Next $500 million        0.375       Management         Next $1 billion          0.050
                                        Next $2 billion          0.350       Incorporated       Over $1.5 billion        0.030
                                        Next $2 billion          0.325
                                        Over $5 billion          0.300
TOTAL RETURN BOND PORTFOLIO(1)          First $500 million       0.400       Wells Capital      First $100 million       0.200
                                        Next $500 million        0.375       Management         Next $200 million        0.175
                                        Next $2 billion          0.350       Incorporated       Next $200 million        0.150
                                        Next $2 billion          0.325                          Over $500 million        0.100
                                        Over $5 billion          0.300

(1.) Prior to June 1, 2008, the following advisory fee schedule was charged to the Portfolio as a percentage of the Portfolio's daily net assets: 0.45% for the first $500 million; 0.40% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

(2.) Assets of the Managed Fixed Income Portfolio and Stable Income Portfolio are combined for purposes of determining the appropriate sub-advisory fee payable to Galliard Capital Management Incorporated for such Portfolios, and the breakpoints set forth above are based on the combined assets of such Portfolios.

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Trust.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                   % of Average
PORTFOLIO        Daily Net Assets
---------        ----------------
All Portfolios         0.02

OTHER FEES AND EXPENSES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust. PNC currently does not receive a fee for its services for the Income Master Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

                   Wells Fargo Advantage Master Portfolios 117


Notes to Financial Statements

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on each Fund's Statement of Operations, for the six-month period ended November 30, 2008, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody fees collected.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six-month period ended November 30, 2008, were as follows:

PORTFOLIO                            Purchases at Cost   Sales Proceeds
---------                            -----------------   --------------
INFLATION-PROTECTED BOND PORTFOLIO     $   40,354,487    $   60,378,194
MANAGED FIXED INCOME PORTFOLIO            490,439,656       681,118,857
STABLE INCOME PORTFOLIO                     5,161,219         7,066,451
TOTAL RETURN BOND PORTFOLIO             5,777,504,085     5,871,750,658

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. SFAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of November 30, 2008, Management is continuing to evaluate the impact, if any, that adoption of SFAS 161 may have on the financial statements.

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
===============================================
Not required in this filing.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not required in this filing.


ITEM 6. SCHEDULE OF INVESTMENTS
===============================

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=========================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
               INVESTMENT COMPANY AND AFFILIATED PURCHASES
=================================================================
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES
=================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                Wells Fargo Master Trust


                                                By:  /s/ Karla M. Rabusch
                                                     --------------------
                                                     Karla M. Rabusch
                                                     President

                                                Date: January 23, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.


                                                By:  /s/ Karla M. Rabusch
                                                     --------------------
                                                     Karla M. Rabusch
                                                     President

                                                Date: January 23, 2009



                                                By:  /s/ Stephen W. Leonhardt
                                                     ------------------------
                                                     Stephen W. Leonhardt
                                                     Treasurer

                                                Date: January 23, 2009

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: January 23, 2009

/s/ Karla M. Rabusch
--------------------
Karla M. Rabusch
President
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: January 23, 2009


/s/ Stephen W. Leonhardt
------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION


     Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended November 30, 2008 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


     Date: January 23, 2009


                                                     /s/ Karla M. Rabusch
                                                     --------------------
                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Master Trust

                            SECTION 906 CERTIFICATION


     Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended November 30, 2008 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


     Date: January 23, 2009


                                                     /s/ Stephen W. Leonhardt
                                                     ------------------------
                                                     Stephen W. Leonhardt
                                                     Treasurer
                                                     Wells Fargo Master Trust